UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09999

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 2

(This Form N-Q relates solely to the Registrant’s Prudential Core Short-Term Bond Fund, Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund)

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	01/31/2018

Date of reporting period:	04/30/2017

Item 1. Schedule of Investments

Prudential Core Short-Term Bond Fund

Schedule of Investments

as of April 30, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 64.3%
ASSET-BACKED SECURITIES — 25.5%
Non-Residential Mortgage-Backed Securities — 15.1%
Ally Auto Receivables Trust, Series 2016-2, Class A2	1.170%		10/15/18	1,650	$1,649,932
Ally Auto Receivables Trust, Series 2016-3, Class A2	1.190%		12/17/18	4,307	4,306,103
American Express Credit Account Master Trust, Series 2013-1, Class A	1.414	%(c)	02/16/21	38,600	38,742,573
American Express Credit Account Master Trust, Series 2014-1, Class A	1.364	%(c)	12/15/21	10,000	10,052,816
American Express Credit Account Sec’d. Note Trust, Series 2012-4, Class A	1.234	%(c)	05/15/20	18,000	18,013,243
Bank of America Credit Card Trust, Series 2007-A4, Class A4	1.034	%(c)	11/15/19	21,227	21,227,000
Bank of America Credit Card Trust, Series 2014-A1, Class A	1.374	%(c)	06/15/21	15,129	15,201,938
Bank of America Credit Card Trust, Series 2016-A1, Class A	1.384	%(c)	10/15/21	14,400	14,484,744
Bank of The West Auto Trust, Series 2014-1, Class A3, 144A	1.090%		03/15/19	2,100	2,098,747
BMW Vehicle Lease Trust, Series 2015-2, Class A2B	1.523	%(c)	01/22/18	1,357	1,357,578
BMW Vehicle Lease Trust, Series 2016-1, Class A2B	1.493	%(c)	01/22/18	1,946	1,947,667
CarMax Auto Owner Trust, Series 2015-3, Class A2B	1.444	%(c)	11/15/18	1,282	1,282,618
CarMax Auto Owner Trust, Series 2015-4, Class A2B	1.594	%(c)	04/15/19	1,678	1,679,278
CarMax Auto Owner Trust, Series 2016-1, Class A2B	1.524	%(c)	04/15/19	2,555	2,558,389
CarMax Auto Owner Trust, Series 2016-2, Class A2B	1.464	%(c)	06/17/19	1,801	1,803,107
CarMax Auto Owner Trust, Series 2016-3, Class A2	1.170%		08/15/19	11,929	11,918,552
Chase Issuance Trust, Series 2013-A3, Class A3	1.274	%(c)	04/15/20	3,725	3,731,172
Chase Issuance Trust, Series 2013-A6, Class A6	1.414	%(c)	07/15/20	28,000	28,102,357
Chase Issuance Trust, Series 2015-A1, Class A1	1.314	%(c)	02/18/20	19,000	19,037,979
Chase Issuance Trust, Series 2017-A1, Class A	1.294	%(c)	01/18/22	13,400	13,447,432
Chrysler Capital Auto Receivables Trust, Series 2015-BA, Class A2, 144A	1.460%		12/17/18	158	157,682
Chrysler Capital Auto Receivables Trust, Series 2016-AA, Class A2, 144A	1.470%		04/15/19	2,201	2,202,159
Citibank Credit Card Issuance Trust, Series 2007-A8, Class A8	5.650%		09/20/19	6,030	6,128,688
Citibank Credit Card Issuance Trust, Series 2013-A2, Class A2	1.268	%(c)	05/26/20	20,500	20,541,635
Citibank Credit Card Issuance Trust, Series 2013-A4, Class A4	1.408	%(c)	07/24/20	10,000	10,037,361
Discover Card Execution Note Trust, Series 2014-A1, Class A1	1.424	%(c)	07/15/21	27,100	27,243,381
Discover Card Execution Note Trust, Series 2014-A4, Class A4	2.120%		12/15/21	17,400	17,547,430
Discover Card Execution Note Trust, Series 2015-A1, Class A1	1.344	%(c)	08/17/20	24,000	24,051,060
Discover Card Execution Note Trust, Series 2016-A2, Class A2	1.534	%(c)	09/15/21	1,700	1,712,417
Ford Credit Auto Lease Trust, Series 2016-A, Class A2B	1.534	%(c)	11/15/18	3,644	3,648,300
Ford Credit Floorplan Master Owner Trust A, Series 2014-4, Class A2	1.344	%(c)	08/15/19	20,000	20,008,320
Ford Credit Owner Trust, Series 2014-2, Class A, 144A	2.310%		04/15/26	2,800	2,827,491
GE Business Loan Trust, Series 2006-2A, Class A, 144A	1.174	%(c)	11/15/34	2,498	2,374,343
GM Financial Automobile Leasing Trust, Series 2015-3, Class A2B	1.573	%(c)	06/20/18	1,909	1,910,690
GM Financial Automobile Leasing Trust, Series 2016-1, Class A2B	1.593	%(c)	07/20/18	7,192	7,204,857
GM Financial Automobile Leasing Trust, Series 2016-2, Class A2B	1.493	%(c)	10/22/18	3,869	3,876,158

GM Financial Automobile Leasing Trust, Series 2016-3, Class A2B	1.353	%(c)	02/20/19	4,881	4,888,291
Hyundai Auto Lease Securitization Trust, Series 2016-A, Class A2B, 144A	1.544	%(c)	07/16/18	2,888	2,892,443
Hyundai Auto Lease Securitization Trust, Series 2016-B, Class A2B, 144A	1.414	%(c)	11/15/18	3,463	3,466,247
Hyundai Auto Lease Securitization Trust, Series 2017-A, Class A2B, 144A	1.294	%(c)	07/15/19	3,300	3,303,295
MBNA Credit Card Master Note Trust, Series 2004-A3, Class A3	1.254	%(c)	08/16/21	9,000	9,018,650
Mercedes-Benz Auto Lease Trust, Series 2015-B, Class A2B	1.514	%(c)	01/16/18	93	92,915
Mercedes-Benz Auto Lease Trust, Series 2016-A, Class A2B	1.554	%(c)	07/16/18	7,211	7,217,794
Navient Student Loan Trust, Series 2016-2, Class A1, 144A	1.741	%(c)	06/25/65	1,524	1,530,136
Navient Student Loan Trust, Series 2016-3A, Class A1, 144A	1.591	%(c)	06/25/65	2,191	2,195,491
Navient Student Loan Trust, Series 2016-6A, Class A1, 144A	1.471	%(c)	03/25/66	2,447	2,453,440
Navient Student Loan Trust, Series 2017-1A, Class A1, 144A	1.391	%(c)	07/26/66	5,205	5,207,601
Nissan Auto Lease Trust, Series 2015-B, Class A2B	1.524	%(c)	12/15/17	426	425,968
Nissan Auto Lease Trust, Series 2016-A, Class A2B	1.374	%(c)	08/15/18	5,152	5,155,916
Nissan Auto Lease Trust, Series 2016-B, Class A2B	1.274	%(c)	12/17/18	5,220	5,224,210
SunTrust Auto Receivables Trust, Series 2015-1A, Class A3, 144A	1.420%		09/16/19	2,619	2,619,975
Volkswagen Credit Auto Master Trust, Series 2014-1A, Class A1, 144A	1.343	%(c)	07/22/19	30,000	30,004,659
World Omni Auto Receivables Trust, Series 2015-B, Class A2B	1.394	%(c)	07/15/19	1,816	1,816,734
World Omni Auto Receivables Trust, Series 2016-A, Class A2	1.320%		12/16/19	4,578	4,578,457
World Omni Automobile Lease Securitization Trust, Series 2016-A, Class A2B	1.404	%(c)	02/15/19	6,324	6,334,301

					462,541,720

Residential Mortgage-Backed Securities — 10.4%
ABFC Trust, Series 2003-AHL1, Class A1	4.184%		03/25/33	469	468,253
ABFC Trust, Series 2003-OPT1, Class A3	1.671	%(c)	04/25/33	831	800,511
ABFC Trust, Series 2004-HE1, Class M1	1.891	%(c)	03/25/34	876	850,971
ABFC Trust, Series 2004-OPT5, Class A4	2.241	%(c)	06/25/34	6,313	6,056,132
Accredited Mortgage Loan Trust, Series 2004-4, Class A2D	1.691	%(c)	01/25/35	1,547	1,525,973
ACE Securities Corp. Home Equity Loan Trust, Series 2003-HE1, Class M2	3.541	%(c)	11/25/33	97	94,221
ACE Securities Corp. Home Equity Loan Trust, Series 2003-OP1, Class M1	2.041	%(c)	12/25/33	2,046	1,955,174
ACE Securities Corp. Home Equity Loan Trust, Series 2004-FM1, Class M1	1.891	%(c)	09/25/33	432	423,194
ACE Securities Corp. Home Equity Loan Trust, Series 2004-OP1, Class M1	1.771	%(c)	04/25/34	4,000	3,740,218
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2003-1, Class M1	2.341	%(c)	02/25/33	6,431	6,124,184
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2003-8, Class M1	2.041	%(c)	10/25/33	2,360	2,240,180
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2003-9, Class AV2	1.671	%(c)	09/25/33	223	215,042

Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2003-11, Class AV2	1.731%(c)	12/25/33	306	293,585
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2003-12, Class M1	2.116%(c)	01/25/34	344	320,982
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-R5, Class M1	1.861%(c)	07/25/34	695	641,947
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2005-R9, Class AF4	5.444%(c)	11/25/35	287	287,393
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2005-R9, Class AF5	5.818%(c)	11/25/35	1,808	1,846,933
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2005-R11, Class A2D	1.321%(c)	01/25/36	94	93,198
Amortizing Residential Collateral Trust, Series 2002-BC5, Class M2	2.791%(c)	07/25/32	80	72,021
Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2003-W2, Class M4	4.234%(c)	09/25/33	1,000	929,638
Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2003-W3, Class M2	3.691%(c)	09/25/33	12,136	11,970,762
Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2003-W4, Class M1	2.191%(c)	10/25/33	2,945	2,892,667
Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2003-W5, Class M1	2.041%(c)	10/25/33	41	38,675
Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-W5, Class M1	1.891%(c)	04/25/34	241	229,745
Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-W6, Class AV2	1.891%(c)	05/25/34	428	413,274
Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-W6, Class M1	1.816%(c)	05/25/34	464	445,170
Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-W7, Class M1	1.816%(c)	05/25/34	14,899	14,274,602
Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-W8, Class A2	1.951%(c)	05/25/34	100	100,121
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE6, Class A2	1.671%(c)	11/25/33	193	185,496
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE2, Class M1	1.816%(c)	04/25/34	256	243,540
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE3, Class M1	1.801%(c)	06/25/34	300	285,017
Bear Stearns Asset-Backed Securities I Trust, Series 2004-HE7, Class M1	1.891%(c)	08/25/34	4,738	4,562,692
Bear Stearns Asset-Backed Securities I Trust, Series 2004-HE10, Class M1	1.966%(c)	12/25/34	1,216	1,162,043
Bear Stearns Asset-Backed Securities Trust, Series 2003-3, Class M1	2.221%(c)	06/25/43	735	685,285
Bear Stearns Asset-Backed Securities Trust, Series 2004-1, Class M1	1.966%(c)	06/25/34	3,045	2,817,996
Bear Stearns Asset-Backed Securities Trust, Series 2004-HE2, Class M1	1.891%(c)	03/25/34	4,355	4,190,311
CDC Mortgage Capital Trust, Series 2003-HE3, Class M1	2.041%(c)	11/25/33	3,107	2,931,685
CDC Mortgage Capital Trust, Series 2003-HE4, Class M1	1.966%(c)	03/25/34	1,021	984,085
Chase Funding Trust, Series 2002-2, Class 2A1	1.491%(c)	05/25/32	404	368,326
Chase Funding Trust, Series 2003-1, Class 2A2	1.651%(c)	11/25/32	561	538,663
Chase Funding Trust, Series 2003-2, Class 2A2	1.551%(c)	02/25/33	406	352,009
Citigroup Global Markets Mortgage Securities VII, Inc., Series 2002-CIT1, Class M1	2.086%(c)	03/25/32	1,884	1,837,990
Conseco Finance Corp., Series 2001-C, Class M1	1.694%(c)	08/15/33	340	334,579
Countrywide Asset-Backed Certificates, Series 2002-3, Class M1	2.116%(c)	03/25/32	33	32,676

Countrywide Asset-Backed Certificates, Series 2003-2, Class 3A	1.491%(c)	08/26/33	431	377,782
Countrywide Asset-Backed Certificates, Series 2003-BC4, Class M1	2.041%(c)	07/25/33	274	261,519
Countrywide Asset-Backed Certificates, Series 2004-1, Class M1	1.741%(c)	03/25/34	709	685,415
Countrywide Asset-Backed Certificates, Series 2004-ECC1, Class M1	1.936%(c)	11/25/34	2,581	2,454,291
Credit-Based Asset Servicing & Securitization LLC, Series 2003-CB5, Class M1	2.011%(c)	11/25/33	839	801,789
Credit-Based Asset Servicing & Securitization LLC, Series 2004-CB3, Class M1	1.771%(c)	03/25/34	419	392,624
Equifirst Mortgage Loan Trust, Series 2003-1, Class M2	3.841%(c)	12/25/32	93	90,769
Equity One Mortgage Pass-Through Trust, Series 2003-1, Class M1	4.860%(c)	08/25/33	113	113,078
Finance America Mortgage Loan Trust, Series 2004-3, Class M1	1.861%(c)	11/25/34	8,839	8,521,428
First Franklin Mortgage Loan Trust, Series 2004-FF5, Class A1	1.711%(c)	08/25/34	284	271,579
Fremont Home Loan Trust, Series 2003-B, Class M1	2.041%(c)	12/25/33	455	432,439
Fremont Home Loan Trust, Series 2004-1, Class M1	1.666%(c)	02/25/34	1,975	1,845,261
Fremont Home Loan Trust, Series 2004-2, Class M1	1.846%(c)	07/25/34	853	783,790
Fremont Home Loan Trust, Series 2004-B, Class M1	1.861%(c)	05/25/34	5,074	4,703,452
Fremont Home Loan Trust, Series 2004-C, Class M1	1.966%(c)	08/25/34	4,721	4,461,835
GE-WMC Asset-Backed Pass-Through Certificates, Series 2005-1, Class A2C	1.711%(c)	10/25/35	504	499,137
GSAMP Trust, Series 2003-FM1, Class M2	3.768%(c)	03/20/33	64	60,236
GSAMP Trust, Series 2004-FM1, Class M1	1.966%(c)	11/25/33	4,823	4,576,362
GSAMP Trust, Series 2004-FM1, Class M2	3.091%(c)	11/25/33	47	46,641
GSAMP Trust, Series 2004-NC1, Class M1	1.816%(c)	03/25/34	2,475	2,337,426
Home Equity Asset Trust, Series 2002-3, Class M1	2.341%(c)	02/25/33	724	702,009
Home Equity Asset Trust, Series 2002-4, Class M1	2.491%(c)	03/25/33	607	590,886
Home Equity Asset Trust, Series 2003-2, Class M1	2.311%(c)	08/25/33	1,247	1,169,576
Home Equity Asset Trust, Series 2003-3, Class M1	2.281%(c)	08/25/33	1,344	1,316,932
Home Equity Asset Trust, Series 2003-4, Class M1	2.191%(c)	10/25/33	6,641	6,186,565
Home Equity Asset Trust, Series 2003-8, Class M1	2.071%(c)	04/25/34	521	484,132
Home Equity Asset Trust, Series 2004-1, Class M1	1.936%(c)	06/25/34	9,645	9,146,433
Home Equity Asset Trust, Series 2004-2, Class M1	1.786%(c)	07/25/34	2,609	2,465,569
Home Equity Asset Trust, Series 2004-3, Class M1	1.846%(c)	08/25/34	2,011	1,867,424
HSBC Home Equity Loan Trust, Series 2007-2, Class M2	1.348%(c)	07/20/36	1,000	958,921
HSBC Home Equity Loan Trust, Series 2007-3, Class M2	3.478%(c)	11/20/36	3,500	3,479,884
HSI Asset Securitization Corp. Trust, Series 2006-OPT4, Class 2A4	1.241%(c)	03/25/36	1,400	1,231,529
Long Beach Mortgage Loan Trust, Series 2003-3, Class M1	2.116%(c)	07/25/33	1,326	1,251,673
Long Beach Mortgage Loan Trust, Series 2003-4, Class M1	2.011%(c)	08/25/33	1,422	1,357,215
Long Beach Mortgage Loan Trust, Series 2004-1, Class M1	1.741%(c)	02/25/34	17,809	17,738,196
Long Beach Mortgage Loan Trust, Series 2004-2, Class M1	1.786%(c)	06/25/34	4,977	4,826,798
Long Beach Mortgage Loan Trust, Series 2004-3, Class M1	1.846%(c)	07/25/34	3,895	3,760,302
MASTR Asset-Backed Securities Trust, Series 2004-OPT2, Class A1	1.691%(c)	09/25/34	806	752,269
MASTR Asset-Backed Securities Trust, Series 2004-OPT2, Class A2	1.691%(c)	09/25/34	170	156,414

MASTR Asset-Backed Securities Trust, Series 2004-WMC3, Class M1	1.816%(c)	10/25/34	2,056	1,971,699
Merrill Lynch Mortgage Investors Trust, Series 2003-WMC2, Class M2	3.841%(c)	02/25/34	237	238,186
Merrill Lynch Mortgage Investors Trust, Series 2004-HE2, Class A1A	1.791%(c)	08/25/35	51	44,672
Merrill Lynch Mortgage Investors Trust, Series 2004-HE2, Class M1	2.191%(c)	08/25/35	720	689,881
Merrill Lynch Mortgage Investors Trust, Series 2004-WMC1, Class M2	2.641%(c)	10/25/34	1,375	1,344,300
Morgan Stanley ABS Capital I, Inc. Trust, Series 2002-NC6, Class M1	2.491%(c)	11/25/32	466	458,261
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-HE1, Class M1	2.191%(c)	05/25/33	1,885	1,835,543
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-NC5, Class M1	2.266%(c)	04/25/33	3,471	3,430,517
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-NC5, Class M3	4.441%(c)	04/25/33	88	84,459
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-NC8, Class M1	2.041%(c)	09/25/33	1,462	1,400,311
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-NC8, Class M2	3.616%(c)	09/25/33	126	121,745
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-NC10, Class M1	2.011%(c)	10/25/33	305	291,022
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE1, Class A4	1.731%(c)	01/25/34	1,253	1,193,221
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE5, Class M1	1.936%(c)	06/25/34	978	933,081
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE7, Class M1	1.891%(c)	08/25/34	3,607	3,437,120
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE8, Class M1	1.951%(c)	09/25/34	19,810	18,786,883
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-NC1, Class M1	2.041%(c)	12/27/33	1,106	1,076,027
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-NC5, Class M1	1.891%(c)	05/25/34	611	569,859
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-WMC2, Class M1	1.906%(c)	07/25/34	1,277	1,222,911
Morgan Stanley Dean Witter Capital I, Inc., Series 2003-NC3, Class M1	2.341%(c)	03/25/33	619	596,976
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2002-AM2, Class M1	2.116%(c)	05/25/32	449	430,543
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2002-AM3, Class M2	3.991%(c)	02/25/33	84	83,452
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2002-NC5, Class M1	2.401%(c)	10/25/32	608	579,149
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2002-NC5, Class M2	3.391%(c)	10/25/32	53	48,996
New Century Home Equity Loan Trust, Series 2003-4, Class M1	2.116%(c)	10/25/33	4,173	4,027,106
New Century Home Equity Loan Trust, Series 2003-6, Class M1	2.071%(c)	01/25/34	6,702	6,553,286
New Century Home Equity Loan Trust, Series 2004-1, Class M1	1.876%(c)	05/25/34	5,039	4,684,534
New Century Home Equity Loan Trust, Series 2004-3, Class M1	1.921%(c)	11/25/34	12,150	11,490,440
New Century Home Equity Loan Trust, Series 2004-4, Class M1	1.756%(c)	02/25/35	13,852	13,040,789

Option One Mortgage Loan Trust, Series 2004-1, Class M1	1.891	%(c)	01/25/34	1,588	1,470,072
Option One Mortgage Loan Trust, Series 2004-2, Class M1	1.786	%(c)	05/25/34	3,883	3,633,140
Popular ABS Mortgage Pass-Through Trust, Series 2004-4, Class M1	4.543	%(c)	09/25/34	812	770,958
Quest Trust, Series 2006-X2, Class A2, 144A	1.281	%(c)	08/25/36	4,726	3,820,611
Renaissance Home Equity Loan Trust, Series 2003-1, Class A	1.851	%(c)	06/25/33	306	286,216
Residential Asset Mortgage Product Trust, Series 2004-RS8, Class AI5	5.980	%(c)	08/25/34	6,499	6,664,020
Residential Asset Securities Corp. Trust, Series 2004-KS1, Class AI5	5.500%		02/25/34	3,242	3,322,199
Residential Asset Securities Corp. Trust, Series 2004-KS3, Class AI5	4.770%		04/25/34	5,578	5,822,187
Residential Asset Securities Corp. Trust, Series 2004-KS5, Class AI5	4.976	%(c)	06/25/34	9,709	9,719,230
Saxon Asset Securities Trust, Series 2001-2, Class M1	1.777	%(c)	03/25/31	443	385,213
Saxon Asset Securities Trust, Series 2001-3, Class M1	2.161	%(c)	07/25/31	38	37,141
Saxon Asset Securities Trust, Series 2003-3, Class M2	3.391	%(c)	12/25/33	84	75,667
Saxon Asset Securities Trust, Series 2004-2, Class AF3	4.519	%(c)	08/25/35	2,072	2,085,828
Securitized Asset-Backed Receivables LLC Trust, Series 2004-NC1, Class M1	1.771	%(c)	02/25/34	3,996	3,765,854
Specialty Underwriting & Residential Finance Trust, Series 2003-BC1, Class M1	2.191	%(c)	01/25/34	220	213,873
Specialty Underwriting & Residential Finance Trust, Series 2003-BC3, Class M1	1.966	%(c)	08/25/34	4,701	4,550,177
Specialty Underwriting & Residential Finance Trust, Series 2004-BC1, Class M1	1.756	%(c)	02/25/35	1,736	1,630,721
Specialty Underwriting & Residential Finance Trust, Series 2004-BC4, Class A1B	1.791	%(c)	10/25/35	786	708,777
Structured Asset Investment Loan Trust, Series 2003-BC1, Class A2	1.671	%(c)	01/25/33	173	161,413
Structured Asset Investment Loan Trust, Series 2004-2, Class A4	1.696	%(c)	03/25/34	12,531	11,587,122
Structured Asset Investment Loan Trust, Series 2004-4, Class A4	1.791	%(c)	04/25/34	3,782	3,575,108
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-OW1, Class A4, 144A	1.191	%(c)	12/25/35	201	196,363
Wells Fargo Home Equity Asset-Backed Securities Trust, Series 2004-2, Class A21B	1.831	%(c)	10/25/34	32	31,959

					319,195,557

TOTAL ASSET-BACKED SECURITIES (cost $737,741,615)					781,737,277

CERTIFICATES OF DEPOSIT — 1.6%
Canadian Imperial Bank of Commerce	1.597%		05/23/18	25,000	25,012,073
Svenska Handelsbanken (Sweden)	1.439	%(c)	02/12/19	25,000	24,991,250

TOTAL CERTIFICATES OF DEPOSIT (cost $50,000,000)					50,003,323

COMMERCIAL MORTGAGE-BACKED SECURITIES — 14.0%
Banc of America Commercial Mortgage Trust, Series 2008-1, Class A1A	6.403	%(c)	02/10/51	27,141	27,572,876

CDGJ Commercial Mortgage Trust, Series 2014-BXCH, Class A, 144A	2.394	%(c)	12/15/27	15,512	15,545,830
Citigroup Commercial Mortgage Trust, Series 2013-GC17, Class A2	2.962%		11/10/46	10,000	10,134,622
Cold Storage Trust, Series 2017-ICE3, Class A, 144A	1.994	%(c)	04/15/24	35,000	35,000,000
Commercial Mortgage Loan Trust, Series 2008-LS1, Class A1A	6.310	%(c)	12/10/49	36,620	37,020,771
Commercial Mortgage Trust, Series 2014-FL5, Class A, 144A	2.364	%(c)	10/15/31	20,980	21,019,426
Commercial Mortgage Trust, Series 2014-UBS2, Class A2	2.820%		03/10/47	13,050	13,177,095
Commercial Mortgage Trust, Series 2015-CR25, Class A2	3.104%		08/10/48	8,561	8,812,025
GE Commercial Mortgage Corp. Trust, Series 2007-C1, Class A1A	5.483	%(c)	12/10/49	4,051	4,048,001
Hyatt Hotel Portfolio Trust, Series 2015-HYT, Class A, 144A	2.244	%(c)	11/15/29	8,000	8,022,454
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB19, Class A1A	5.933	%(c)	02/12/49	2,527	2,525,122
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-C8, Class A2	1.797%		10/15/45	426	426,325
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class A2	1.677%		12/15/47	368	367,692
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-FL5, Class A, 144A	1.974	%(c)	07/15/31	8,424	8,443,116
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-PHH, Class A, 144A	2.194	%(c)	08/15/27	21,170	21,169,989
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-ASH, Class A, 144A	2.494	%(c)	10/15/34	20,000	20,050,000
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-FL6, Class A, 144A	2.394	%(c)	11/15/31	11,947	11,965,728
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-FLRR, Class AFL, 144A	2.444	%(c)	01/15/33	29,850	29,844,051
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-WPT, Class A, 144A	2.444	%(c)	10/15/33	17,300	17,449,623
JPMBB Commercial Mortgage Securities Trust, Series 2013-C12, Class A3	3.272%		07/15/45	10,000	10,134,794
JPMBB Commercial Mortgage Securities Trust, Series 2013-C15, Class A2FL, 144A	1.644	%(c)	11/15/45	620	623,032
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class A2	2.892%		08/15/47	10,000	10,194,576
LSTAR Commercial Mortgage Trust, Series 2017-5, Class A1, 144A	2.417%		03/10/50	9,591	9,620,118
Morgan Stanley Capital I Trust, Series 2012-C4, Class A4	3.244%		03/15/45	2,150	2,221,057
SCG Trust, Series 2013-SRP1, Class A, 144A	2.644	%(c)	11/15/26	14,883	14,883,004
Starwood Retail Property Trust, Series 2014-STAR, Class A, 144A	2.214	%(c)	11/15/27	24,820	24,579,645
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A4	3.525%		05/10/63	6,177	6,440,836
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A3	2.533%		12/10/45	21,000	21,117,283
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A1A	5.922	%(c)	06/15/49	4,235	4,229,248
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A1A	6.179	%(c)	02/15/51	3,173	3,186,958
Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A1A	5.608	%(c)	05/15/46	20,632	20,741,527
Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class A2	1.844%		10/15/45	6,345	6,346,812

WFRBS Commercial Mortgage Trust, Series 2014-LC14, Class A3FL, 144A	1.744	%(c)	03/15/47	3,000	2,995,955

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $435,033,061)					429,909,591

CORPORATE BONDS — 22.4%
Auto Manufacturers — 2.5%
American Honda Finance Corp., Sr. Unsec’d. Notes, MTN	1.377	%(c)	02/14/20	26,000	26,065,910
BMW US Capital LLC (Germany), Gtd. Notes, 144A	1.500%		04/11/19	24,000	23,883,360
Harley-Davidson Financial Services, Inc., Gtd. Notes, 144A, MTN	2.250%		01/15/19	7,000	7,033,691
Toyota Motor Credit Corp., Sr. Unsec’d. Notes, MTN	1.872	%(c)	02/19/19	20,000	20,256,420

					77,239,381

Banks — 7.1%
ABN AMRO Bank NV (Netherlands), Sr. Unsec’d. Notes, 144A	1.798	%(c)	01/18/19	25,000	25,074,300
Citigroup, Inc., Sr. Unsec’d. Notes	1.754	%(c)	11/24/17	30,000	30,080,850
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	2.196	%(c)	04/25/19	25,000	25,284,575
Morgan Stanley, Sr. Unsec’d. Notes, MTN	6.250%		08/28/17	15,378	15,617,282
Nordea Bank AB (Sweden), Sr. Unsec’d. Notes, 144A, MTN	1.988	%(c)	09/17/18	16,000	16,141,808
Royal Bank of Canada (Canada), Sr. Unsec’d. Notes, GMTN	1.480	%(c)	03/02/20	30,000	30,027,900
Santander UK PLC (United Kingdom), Sr. Unsec’d. Notes	2.601	%(c)	03/14/19	25,000	25,463,100
UBS AG (Switzerland), Sr. Unsec’d. Notes, MTN	1.800%		03/26/18	10,000	10,017,090
US Bank NA, Sr. Unsec’d. Notes, MTN	1.450%		01/29/18	14,000	14,003,080
Wells Fargo Bank NA, Sr. Unsec’d. Notes	1.652	%(c)	09/07/17	10,000	10,018,450
Wells Fargo Bank NA, Sr. Unsec’d. Notes, MTN	1.893	%(c)	01/22/18	16,700	16,775,066

					218,503,501

Beverages — 0.3%
PepsiCo, Inc., Sr. Unsec’d. Notes	1.640	%(c)	02/22/19	10,000	10,094,800

Biotechnology — 0.4%
Gilead Sciences, Inc., Sr. Unsec’d. Notes	1.850%		09/04/18	12,000	12,034,680

Brokerage — 0.1%
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(d)	3.000%		05/25/10	50,000	2,725,000

Computers — 1.7%
Apple, Inc., Sr. Unsec’d. Notes	1.873	%(c)	02/22/19	10,000	10,148,730
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	2.890	%(c)	10/05/17	30,000	30,159,930
International Business Machine Corp., Sr. Unsec’d. Notes	1.502	%(c)	08/18/17	10,000	10,012,720

					50,321,380

Diversified Financial Services — 1.2%
American Express Co., Sr. Unsec’d. Notes	1.640	%(c)	05/22/18	12,239	12,301,505
Capital One Bank USA NA, Sr. Unsec’d. Notes	1.300%		06/05/17	25,000	25,001,450

					37,302,955

Electric — 1.2%
Black Hills Corp., Sr. Unsec’d. Notes	2.500%		01/11/19	17,572	17,670,227
Georgia Power Co., Sr. Unsec’d. Notes	2.000%		03/30/20	20,000	19,975,800

					37,646,027

Healthcare-Services — 0.8%
Aetna, Inc., Sr. Unsec’d. Notes	1.756	%(c)	12/08/17	25,000	25,084,550

Insurance — 0.5%
Berkshire Hathaway Finance Corp., Gtd. Notes	1.652	%(c)	03/07/18	15,000	15,076,245

Machinery-Construction & Mining — 0.3%
Caterpillar Financial Services Corp., Sr. Unsec’d. Notes, GMTN	1.753	%(c)	02/23/18	10,000	10,039,580

Media — 0.8%
Walt Disney Co. (The), Sr. Unsec’d. Notes, MTN	1.230	%(c)	03/04/20	23,000	23,015,433

Miscellaneous Manufacturing — 1.6%
Eaton Corp., Gtd. Notes	1.500%		11/02/17	25,000	24,995,400
Siemens Financieringsmaatschappij NV (Germany), Gtd. Notes, 144A	1.477	%(c)	03/16/20	25,000	25,039,500

					50,034,900

Oil & Gas — 1.3%
Chevron Corp., Sr. Unsec’d. Notes	1.303	%(c)	03/03/20	24,000	24,042,864
Shell International Finance BV (Netherlands), Gtd. Notes	1.250%		11/10/17	14,700	14,685,829

					38,728,693

Oil & Gas Services — 1.0%
Schlumberger Holdings Corp., Sr. Unsec’d. Notes, 144A	1.900%		12/21/17	30,000	30,113,700

Pharmaceuticals — 0.6%
Bristol-Myers Squibb Co., Sr. Unsec’d. Notes	1.600%		02/27/19	16,800	16,779,454

Retail — 0.7%
Lowe’s Cos, Inc., Sr. Unsec’d. Notes	1.721	%(c)	09/14/18	5,000	5,038,780
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	2.100%		12/07/18	15,000	15,090,825

					20,129,605

Telecommunications — 0.3%
AT&T, Inc., Sr. Unsec’d. Notes	1.750%		01/15/18	9,128	9,137,548

TOTAL CORPORATE BONDS (cost $715,225,719)					684,007,432

MUNICIPAL BOND — 0.8%
California
University of California Rev., Fltg. Rate Notes, Taxable, Series Y-1 (Mandatory put date 07/01/2017) (cost $25,000,000)	1.483	%(c)	07/01/41	25,000	24,997,000

TOTAL LONG-TERM INVESTMENTS (cost $1,963,000,395)					1,970,654,623

				Shares
SHORT-TERM INVESTMENTS — 36.0%
AFFILIATED MUTUAL FUND — 5.9%
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $180,113,673)(w)				180,113,673	180,113,673

CERTIFICATES OF DEPOSIT — 8.1%
Bank of America NA	1.483	%(c)	05/02/17	20,000	20,000,000
Bank of Montreal	1.000%		05/16/17	10,900	10,900,024
Bank of Montreal	1.502	%(c)	06/07/17	25,000	25,014,525
Bank of Nova Scotia	1.420	%(c)	07/13/17	30,000	30,023,580
BNP Paribas SA	1.268	%(c)	08/24/17	15,000	15,006,750
Canadian Imperial Bank of Commerce	1.423	%(c)	05/23/17	10,000	10,003,300
Cooperative Rabobank	1.333	%(c)	09/05/17	35,000	35,024,885
Nordea Bank Finland PLC	1.600	%(c)	09/06/17	10,000	10,018,250
State Street Bank & Trust Co.	1.158	%(c)	09/22/17	20,000	20,000,480
Svenska Handelsbanken AB	1.583	%(c)	05/15/17	26,000	26,007,410
Toronto-Dominion Bank (The)	1.606	%(c)	07/12/17	21,600	21,625,013
UBS AG	1.495	%(c)	11/02/17	25,000	25,041,600

TOTAL CERTIFICATES OF DEPOSIT (cost $248,557,473)					248,665,817

COMMERCIAL PAPER — 19.4%
American Electric Power Co., Inc., 144A	1.276	%(n)	05/25/17	5,000	4,995,489
American Electric Power Co., Inc., 144A	1.348	%(n)	05/08/17	5,000	4,998,429
American Electric Power Co., Inc., 144A	1.349	%(n)	05/10/17	15,000	14,994,305
Amphenol Corp., 144A	1.173	%(n)	05/03/17	8,500	8,498,687
Amphenol Corp., 144A	1.224	%(n)	05/12/17	1,000	999,554
Aon Corp., 144A	1.193	%(n)	05/01/17	4,000	3,999,632
Assa Abloy Financial Services, 144A	1.380	%(n)	06/20/17	7,290	7,276,327
Bat Intlernational Finance PLC, 144A	1.501	%(n)	07/25/17	14,000	13,953,287
Centerpoint Energy, Inc., 144A	1.328	%(n)	05/15/17	13,000	12,992,903
Centerpoint Energy, Inc., 144A	1.338	%(n)	05/04/17	5,000	4,999,070
Centerpoint Energy, Inc., 144A	1.369	%(n)	05/23/17	9,000	8,992,556
Commonwealth Bank of Australia, 144A	1.404	%(c)	02/16/18	15,000	15,029,595
Cox Enterprises, 144A	1.216	%(n)	05/09/17	23,350	23,341,902
Cox Enterprises, 144A	1.224	%(n)	05/08/17	4,000	3,998,743
Cox Enterprises, 144A	1.245	%(n)	05/01/17	12,000	11,998,895
E.I. du Pont de Numours & Co., 144A	1.317	%(n)	06/06/17	5,000	4,993,505
Electricite de France, 144A	1.538	%(n)	07/05/17	13,800	13,765,618
Electricite de France, 144A	1.538	%(n)	07/18/17	21,000	20,936,260
Enterprise Products Operating LLC, 144A	1.307	%(n)	05/17/17	18,000	17,988,961
Enterprise Products Operating LLC, 144A	1.307	%(n)	05/22/17	14,000	13,988,940
Enterprise Products Operating LLC, 144A	1.307	%(n)	06/02/17	3,000	2,996,418
ERP Operating LP, 144A	1.319	%(n)	05/17/17	17,000	16,989,574
ERP Operating LP, 144A	1.328	%(n)	05/01/17	2,000	1,999,816
ERP Operating LP, 144A	1.431	%(n)	06/26/17	12,000	11,974,512
Excelon Generation Co. LLC, 144A	1.214	%(n)	05/05/17	3,695	3,694,195
FMC Corp., 144A	1.328	%(n)	05/05/17	7,000	6,998,476
FMC Technologies, Inc., 144A	1.358	%(n)	05/03/17	7,000	6,998,919
Ford Motor Credit Co. LLC, 144A	1.985	%(n)	04/10/18	25,000	24,515,164
ING U.S. Funding LLC	1.397	%(c)	08/07/17	25,000	25,021,575
ING U.S. Funding LLC	1.553	%(c)	05/03/17	10,000	10,000,900
Johnson Controls International PLC, 144A	1.193	%(n)	05/03/17	7,000	6,998,919
JP Morgan Securities LLC, 144A	1.550	%(c)	10/06/17	25,000	25,043,400
Marriott International, Inc., 144A	1.390	%(n)	05/16/17	6,000	5,996,523
Marriott International, Inc., 144A	1.390	%(n)	05/23/17	12,000	11,990,075
Monsanto Co., 144A	1.338	%(n)	06/01/17	7,000	6,991,888
Monsanto Co., 144A	1.556	%(n)	06/26/17	6,000	5,987,256
NextEra Energy Capital Holdings, Inc., 144A	1.328	%(n)	05/10/17	35,000	34,986,712
Rogers Communications, Inc., 144A	1.276	%(n)	05/23/17	15,000	14,987,594
Southern Power Co., 144A	1.245	%(n)	05/11/17	2,000	1,999,175
Southern Power Co., 144A	1.266	%(n)	05/17/17	11,300	11,293,070
Spectra Energy Partners LP, 144A	1.327	%(n)	05/16/17	6,000	5,996,523

Spectra Energy Partners LP, 144A	1.328	%(n)	05/18/17	13,000	12,991,586
Spectra Energy Partners LP, 144A	1.336	%(n)	05/22/17	10,000	9,992,100
Spectra Energy Partners LP, 144A	1.358	%(n)	05/15/17	4,000	3,997,816
Telus Corp., 144A	1.349	%(n)	05/24/17	7,000	6,993,949
TransCanada Pipelines Ltd., 144A	1.431	%(n)	05/30/17	35,000	34,961,951
UnitedHealthcare, 144A	1.194	%(n)	05/26/17	13,000	12,988,706
Westpac Banking Corp., 144A	1.426	%(c)	02/09/18	15,000	15,025,905
WPP PLC, 144A	1.276	%(n)	05/16/17	13,000	12,992,467
WPP PLC, 144A	1.297	%(n)	05/23/17	6,000	5,995,038
WPP PLC, 144A	1.297	%(n)	05/24/17	13,000	12,988,762
WPP PLC, 144A	1.297	%(n)	05/26/17	3,000	2,997,181
Xylem, Inc., 144A	1.193	%(n)	05/04/17	4,300	4,299,200

TOTAL COMMERCIAL PAPER (cost $592,339,076)					592,428,003

TIME DEPOSITS — 2.4%
DuPont Teijin Film U.S. LP(g)	1.300%		05/26/17	30,000	30,000,000
Kimco Realty Corp.	1.300%		05/03/17	20,000	20,000,000
Weingarten Realty Investors	1.300%		05/03/17	23,000	23,000,000

TOTAL TIME DEPOSITS (cost $73,000,000)					73,000,000

U.S. GOVERNMENT AGENCY OBLIGATION — 0.2%
Federal Home Loan Bank (cost $4,994,294)(hh)	0.805	%(n)	06/22/17	5,000	4,994,295

TOTAL SHORT-TERM INVESTMENTS (cost $1,099,004,516)					1,099,201,788

TOTAL INVESTMENTS — 100.3% (cost $3,062,004,911)(x)					3,069,856,411
Liabilities in excess of other assets(z) — (0.3)%					(9,076,736)

NET ASSETS — 100.0%					$3,060,779,675

See Glossary for abbreviations used in the quarterly schedule of portfolio holdings:

#	Principal or notional is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2017.
(d)	Represents issuer in default on interest payments and/or principal repayments; non-income producing security. Such security may be post maturity.
(g)	Indicates a security that has been deemed illiquid; the aggregate value of $30,000,000 is approximately 1.0% of net assets.
(hh)	Represents security, or a portion thereof, segregated as collateral for centrally cleared swap agreements.
(n)	Rate quoted represents yield to maturity as of purchase date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund.

(x)	The United States federal income tax basis of investments and the net unrealized appreciation were as follows:

Tax Basis	$3,062,004,911

Appreciation	51,241,134
Depreciation	(43,389,634)

Net Unrealized Appreciation	$7,851,500

The book basis may differ from tax basis due to certain tax-related adjustments.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Interest rate swap agreements outstanding at April 30, 2017:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared interest rate swap agreements:
8,400	06/15/17	2.880%	3 Month LIBOR(1)	$(30,389)	$(97,034)	$(66,645)
25,000	08/08/17	0.724%	3 Month LIBOR(1)	207	50,700	50,493
30,000	12/14/17	1.054%	3 Month LIBOR(1)	217	(25,916)	(26,133)
10,000	01/26/18	0.935%	3 Month LIBOR(1)	173	7,844	7,671
24,000	01/28/18	0.909%	3 Month LIBOR(1)	204	25,888	25,684
13,000	05/16/18	4.531%	3 Month LIBOR(1)	(126,479)	(665,122)	(538,643)
25,000	05/20/18	0.805%	1 Month LIBOR(1)	207	49,927	49,720
10,000	01/08/19	1.344%	3 Month LIBOR(1)	190	(4,241)	(4,431)
10,000	02/24/19	1.560%	3 Month LIBOR(1)	173	(10,467)	(10,640)
24,000	04/05/19	1.585%	3 Month LIBOR(1)	—	(13,752)	(13,752)
17,000	06/17/19	1.784%	3 Month LIBOR(1)	226	(154,060)	(154,286)
10,100	07/03/19	1.734%	3 Month LIBOR(1)	195	(76,177)	(76,372)
7,350	07/22/19	1.781%	3 Month LIBOR(1)	183	(61,766)	(61,949)
22,500	12/08/19	1.100%	3 Month LIBOR(1)	(3,657)	271,976	275,633
20,000	03/02/20	1.803%	3 Month LIBOR(1)	—	(74,007)	(74,007)
20,100	06/15/20	1.035%	3 Month LIBOR(1)	232	392,025	391,793
9,650	06/18/20	1.743%	3 Month LIBOR(1)	—	(48,591)	(48,591)
10,000	12/15/20	3.855%	3 Month LIBOR(1)	—	(852,654)	(852,654)

				$(158,318)	$(1,285,427)	$(1,127,109)

A U.S. Government Agency Obligation with a market value of $1,897,832 has been segregated with Citigroup Global Markets to cover requirements for open centrally cleared interest rate swap contracts at April 30, 2017.

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	$—	$462,541,720	$—
Residential Mortgage-Backed Securities	—	319,195,557	—
Commercial Mortgage-Backed Securities	—	429,909,591	—
Corporate Bonds	—	684,007,432	—
Municipal Bond	—	24,997,000	—
Affiliated Mutual Fund	180,113,673	—	—
Certificates of Deposit	—	298,669,140	—
Commercial Paper	—	592,428,003	—
Time Deposits	—	73,000,000	—
U.S. Government Agency Obligation	—	4,994,295	—
Other Financial Instruments*
Centrally Cleared Interest Rate Swap Agreements	—	(1,127,109)	—

Total	$180,113,673	$2,888,615,629	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

The following is a summary of the fair value of the derivative instruments utilized by the Fund as of April 30, 2017 categorized by risk exposure:

Derivative Fair Value at 4/30/17
Interest rate contracts	$(1,127,109)

Prudential Core Ultra Short Bond Fund

Schedule of Investments

as of April 30, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
SHORT-TERM INVESTMENTS — 100.9%
CERTIFICATES OF DEPOSIT — 24.6%
Bank of America NA	1.109	%(c)	08/01/17	118,000	$118,073,160
Bank of America NA	1.172	%(c)	08/04/17	140,000	140,112,280
Bank of America NA	1.394	%(c)	08/16/17	116,000	116,097,208
Bank of America NA	1.483	%(c)	05/02/17	60,000	60,000,000
Bank of Montreal	1.050%		06/12/17	162,000	162,007,387
Bank of Montreal	1.298	%(c)	02/08/18	125,000	125,164,250
Bank of Tokyo-Mitsubishi UFJ Ltd.	0.970%		06/01/17	103,000	103,000,289
Bank of Tokyo-Mitsubishi UFJ Ltd.	1.150%		07/26/17	184,000	184,015,263
BNP Paribas SA	1.268	%(c)	08/24/17	79,000	79,035,550
BNP Paribas SA	1.439	%(c)	07/10/17	200,000	200,162,000
Branch Banking & Trust Co.	0.890%		06/12/17	144,000	144,001,790
Branch Banking & Trust Co.	0.900%		06/13/17	171,000	171,003,924
Branch Banking & Trust Co.	0.900%		06/16/17	116,000	116,001,888
Branch Banking & Trust Co.	0.920%		05/31/17	83,000	83,004,817
Canadian Imperial Bank of Commerce	1.423	%(c)	05/23/17	19,000	19,006,270
Chase Bank USA NA	1.450	%(c)	01/05/18	117,000	117,190,593
Citibank NA^	0.970%		06/14/17	100,000	100,000,000
Citibank NA	0.970%		06/19/17	144,000	144,015,748
Citibank NA	1.100%		05/01/17	203,000	203,004,304
Citibank NA	1.183	%(c)	08/29/17	86,000	86,012,556
Citibank NA	1.290%		08/16/17	130,000	130,073,358
Cooperatieve Rabobank UA	1.333	%(c)	09/05/17	8,000	8,005,688
Credit Agricole Corporate & Investment Bank	1.020%		05/01/17	95,000	95,000,901
Credit Agricole Corporate & Investment Bank	1.030%		05/08/17	150,000	150,004,780
DNB Bank ASA	0.960%		06/21/17	95,000	95,003,391
Mizuho Bank Ltd.	1.100%		05/24/17	77,000	77,010,827
Natixis SA	0.990%		05/17/17	174,000	174,005,711
Natixis SA	1.040%		05/03/17	122,000	122,001,962
Natixis SA	1.524	%(c)	11/01/17	4,000	4,008,344
Norinchukin Bank	1.000%		06/28/17	31,000	30,998,737
Royal Bank of Canada	1.336	%(c)	03/07/18	47,000	47,045,778
Skandinaviska Enskilda Banken AB	1.435	%(c)	05/02/17	26,150	26,151,543
Skandinaviska Enskilda Banken AB	1.540	%(c)	05/11/17	126,000	126,028,098
State Street Bank & Trust Co.	1.158	%(c)	09/22/17	133,000	133,003,192
State Street Bank & Trust Co.	1.343	%(c)	06/20/17	172,000	172,085,484
Sumitomo Mitsui Banking Corp.	1.020%		06/19/17	25,000	25,000,854
Sumitomo Mitsui Banking Corp.	1.020%		06/21/17	245,000	245,006,512
Sumitomo Mitsui Banking Corp.	1.344	%(c)	05/19/17	7,000	7,001,456
Sumitomo Mitsui Banking Corp.	1.399	%(c)	08/10/17	115,000	115,064,745
Sumitomo Mitsui Banking Corp.	1.405	%(c)	05/02/17	3,000	3,000,150
Sumitomo Mitsui Trust Bank Ltd.	1.000%		06/26/17	96,000	95,997,321
Sumitomo Mitsui Trust Bank Ltd.	1.010%		06/20/17	135,000	135,002,144
Svenska Handelsbanken AB	0.950%		05/24/17	50,000	50,000,810
Svenska Handelsbanken AB	0.970%		06/19/17	295,000	295,007,549
Svenska Handelsbanken AB	1.389	%(c)	08/09/17	99,000	99,084,051
Svenska Handelsbanken AB	1.524	%(c)	05/18/17	50,000	50,016,300
Svenska Handelsbanken AB	1.534	%(c)	05/15/17	124,000	124,035,340
Toronto-Dominion Bank (The)	1.305	%(c)	02/02/18	200,000	200,291,200
Toronto-Dominion Bank (The)	1.452	%(c)	05/19/17	168,100	168,150,598
UBS AG	1.388	%(c)	02/08/18	140,000	140,182,840
UBS AG	1.483	%(c)	11/02/17	133,000	133,221,312
Wells Fargo Bank NA	1.335	%(c)	02/02/18	118,000	118,224,908
Wells Fargo Bank NA	1.446	%(c)	08/07/17	111,000	111,111,999
Wells Fargo Bank NA	1.580	%(c)	10/04/17	80,000	80,159,040

TOTAL CERTIFICATES OF DEPOSIT (cost $6,054,269,692)					6,056,896,200

COMMERCIAL PAPER — 47.6%
ABN AMRO Funding USA LLC, 144A	1.020	%(n)	05/17/17	111,000	110,938,194
ABN AMRO Funding USA LLC, 144A	1.238	%(n)	05/10/17	35,000	34,987,797
Apple, Inc., 144A	0.856	%(n)	06/15/17	40,000	39,955,413
Apple, Inc., 144A	0.866	%(n)	06/06/17	36,000	35,968,098
Apple, Inc., 144A	0.887	%(n)	06/14/17	30,000	29,967,335
Apple, Inc., 144A	0.887	%(n)	06/12/17	113,000	112,882,763
Bank of Nova Scotia, 144A	1.454	%(c)	05/12/17	138,200	138,228,331
BASF SE, 144A	0.886	%(n)	06/01/17	100,000	99,917,172
BASF SE, 144A	0.886	%(n)	06/02/17	65,000	64,944,515
BASF SE, 144A	1.000	%(n)	06/26/17	95,800	95,655,869
BNP Paribas SA, 144A	1.154	%(n)	07/11/17	143,000	142,697,238
BNP Paribas SA, 144A	1.154	%(n)	07/05/17	17,000	16,967,889
Canadian Imperial Bank of Commerce, 144A	1.443	%(c)	07/20/17	34,000	34,029,682
Canadian Imperial Bank of Commerce, 144A	1.472	%(c)	02/02/18	150,000	150,337,500
CDP Financial, Inc., 144A	0.989	%(n)	06/20/17	43,000	42,944,418
CDP Financial, Inc., 144A	1.015	%(n)	05/16/17	100,000	99,958,800
CDP Financial, Inc., 144A	1.082	%(n)	06/28/17	49,000	48,925,939
CDP Financial, Inc., 144A	1.082	%(n)	06/30/17	40,000	39,937,210
CDP Financial, Inc., 144A	1.258	%(n)	07/17/17	58,000	57,879,231
CDP Financial, Inc., 144A	1.299	%(n)	08/16/17	9,500	9,470,972
Commonwealth Bank of Australia, 144A	1.446	%(c)	02/02/18	25,000	25,056,825
Commonwealth Bank of Australia, 144A	1.588	%(c)	10/06/17	28,000	28,054,292
CPPIB Capital, Inc., 144A	0.943	%(n)	06/22/17	190,000	189,743,975
Danaher Corp., 144A	0.896	%(n)	05/02/17	145,000	144,986,531
Danaher Corp., 144A	0.917	%(n)	05/08/17	47,000	46,988,981
Danaher Corp., 144A	0.923	%(n)	05/12/17	164,000	163,945,852
Danaher Corp., 144A	0.927	%(n)	05/09/17	100,000	99,974,181
DNB Bank ASA, 144A	0.959	%(n)	05/22/17	107,000	106,934,658
DNB Bank ASA, 144A	1.118	%(n)	06/20/17	78,000	77,892,631
DNB Bank ASA, 144A	1.494	%(c)	01/19/18	247,000	247,466,583
DNB Bank ASA, 144A	1.494	%(c)	05/19/17	95,000	95,030,780
Eli Lilly & Co., 144A	0.861	%(n)	05/15/17	87,000	86,966,188
Federation Des Caisses Desjardins, 144A	0.917	%(n)	05/05/17	33,000	32,994,610
Federation Des Caisses Desjardins, 144A	0.968	%(n)	05/01/17	217,000	216,984,901
Federation Des Caisses Desjardins, 144A	0.969	%(n)	05/15/17	35,000	34,985,902
Federation Des Caisses Desjardins, 144A	1.000	%(n)	05/16/17	19,000	18,991,887
Federation Des Caisses Desjardins, 144A	1.000	%(n)	05/17/17	35,000	34,984,206
Federation Des Caisses Desjardins, 144A	1.010	%(n)	05/18/17	30,000	29,985,717
Federation Des Caisses Desjardins, 144A	1.010	%(n)	05/19/17	45,000	44,977,478
Federation Des Caisses Desjardins, 144A	1.020	%(n)	06/06/17	58,000	57,944,393
Federation Des Caisses Desjardins, 144A	1.020	%(n)	06/22/17	68,000	67,905,254
Federation Des Caisses Desjardins, 144A	1.025	%(n)	06/12/17	72,000	71,919,450
GE Capital Treasury LLC	0.835	%(n)	05/02/17	65,000	64,994,179
General Electric Co.	0.835	%(n)	05/02/17	174,000	173,984,417
General Electric Co.	0.835	%(n)	05/03/17	288,000	287,967,721
General Electric Co.	0.835	%(n)	05/04/17	230,000	229,968,989
GlaxoSmithKline Finance PLC, 144A	0.927	%(n)	05/11/17	35,000	34,989,295
GlaxoSmithKline Finance PLC, 144A	0.927	%(n)	05/15/17	65,000	64,973,817
GlaxoSmithKline Finance PLC, 144A	0.958	%(n)	06/14/17	94,000	93,889,795
GlaxoSmithKline LLC, 144A^	0.979	%(n)	06/19/17	40,000	39,948,800
GlaxoSmithKline LLC, 144A	1.020	%(n)	06/07/17	30,000	29,970,433
GlaxoSmithKline LLC, 144A	1.020	%(n)	06/12/17	60,000	59,932,875
Hennepin County Minnesota	0.940%		05/12/17	50,000	49,999,000
HSBC Bank PLC, 144A	1.334	%(c)	09/15/17	58,000	58,046,748
IBRD Discount Notes	0.835	%(n)	06/07/17	190,000	189,845,720
IBRD Discount Notes	0.835	%(n)	06/12/17	50,000	49,953,900
IBRD Discount Notes	0.835	%(n)	06/13/17	155,000	154,853,680
IBRD Discount Notes	0.856	%(n)	06/09/17	314,000	313,731,216
Illinois Tool Works, Inc., 144A	0.866	%(n)	05/02/17	35,000	34,996,749
Illinois Tool Works, Inc., 144A	0.866	%(n)	05/03/17	15,000	14,998,256

ING US Funding LLC	1.397	%(c)	08/07/17	68,000	68,058,684
ING US Funding LLC	1.426	%(c)	07/06/17	95,000	95,072,485
ING US Funding LLC	1.430	%(c)	07/18/17	33,000	33,027,687
ING US Funding LLC	1.433	%(c)	05/31/17	112,000	112,048,384
ING US Funding LLC	1.480	%(c)	05/15/17	100,000	100,026,100
JPMorgan Securities LLC	0.937	%(n)	05/02/17	68,000	67,993,683
JPMorgan Securities LLC	1.071	%(n)	06/12/17	80,000	79,910,500
JPMorgan Securities LLC	1.175	%(n)	07/11/17	80,000	79,843,285
JPMorgan Securities LLC, 144A	1.342	%(c)	08/02/17	148,000	148,103,748
JPMorgan Securities LLC, 144A	1.550	%(c)	10/06/17	133,000	133,230,888
KFW, 144A	0.918	%(n)	05/18/17	100,000	99,948,556
KFW, 144A	0.928	%(n)	05/22/17	50,000	49,969,100
KFW, 144A	0.968	%(n)	06/14/17	131,000	130,830,854
KFW, 144A	0.979	%(n)	05/02/17	25,000	24,997,445
KFW, 144A	0.989	%(n)	06/22/17	100,000	99,844,625
KFW, 144A	0.999	%(n)	06/12/17	50,000	49,938,625
KFW, 144A	0.999	%(n)	06/15/17	72,000	71,904,672
KFW, 144A	1.020	%(n)	06/16/17	78,000	77,894,258
KFW, 144A	1.103	%(n)	07/10/17	68,000	67,852,872
Nestle Finance International Ltd.	0.856	%(n)	05/08/17	30,000	29,993,458
Nestle Finance International Ltd.	0.876	%(n)	05/22/17	100,000	99,946,400
Nestle Finance International Ltd.	0.928	%(n)	06/05/17	65,000	64,943,533
Nestle Finance International Ltd.	0.929	%(n)	06/20/17	115,000	114,857,276
Nestle Finance International Ltd.	1.020	%(n)	07/05/17	115,000	114,812,537
Nestle Finance International Ltd.	1.020	%(n)	07/10/17	50,000	49,911,893
Novartis Finance Corp., 144A	0.866	%(n)	05/08/17	25,000	24,994,347
Novartis Finance Corp., 144A	0.907	%(n)	06/16/17	70,000	69,916,918
Novartis Finance Corp., 144A	0.913	%(n)	06/14/17	90,000	89,898,010
Novartis Finance Corp., 144A	0.917	%(n)	05/23/17	25,000	24,985,538
Novartis Finance Corp., 144A	0.917	%(n)	06/12/17	95,000	94,897,281
Novartis Finance Corp., 144A	0.923	%(n)	06/19/17	85,000	84,892,324
Ontario Teachers’ Finance Trust, 144A	1.020	%(n)	06/07/17	20,000	19,975,844
Ontario Teachers’ Finance Trust, 144A	1.207	%(n)	08/08/17	50,000	49,828,017
Ontario Teachers’ Finance Trust, 144A	1.207	%(n)	06/01/17	40,000	39,959,313
Ontario Teachers’ Finance Trust, 144A	1.237	%(n)	05/26/17	71,000	70,942,293
Ontario Teachers’ Finance Trust, 144A	1.270	%(n)	07/06/17	50,000	49,890,654
Ontario Teachers’ Finance Trust, 144A	1.280	%(n)	08/03/17	30,000	29,902,677
Ontario Teachers’ Finance Trust, 144A	1.436	%(n)	11/28/17	56,000	55,512,984
Ontario Teachers’ Finance Trust, 144A	1.462	%(c)	09/01/17	69,000	69,079,695
Ontario Teachers’ Finance Trust, 144A	1.522	%(c)	05/03/17	86,000	86,007,396
Pepsico, Inc., 144A	0.845	%(n)	05/09/17	67,000	66,983,315
Pepsico, Inc., 144A	0.876	%(n)	05/11/17	22,500	22,493,362
Philip Morris International, Inc., 144A	0.886	%(n)	05/04/17	58,000	57,991,890
Philip Morris International, Inc., 144A	0.907	%(n)	05/01/17	15,000	14,998,956
Philip Morris International, Inc., 144A	0.917	%(n)	05/02/17	100,000	99,990,711
Province of Ontario	0.881	%(n)	06/20/17	148,000	147,808,694
Province of Quebec, 144A	0.893	%(n)	06/12/17	242,000	241,738,337
Province of Quebec, 144A	0.897	%(n)	06/14/17	163,000	162,815,285
Province of Quebec, 144A	0.907	%(n)	06/06/17	158,000	157,853,653
Province of Quebec, 144A	0.907	%(n)	06/07/17	124,000	123,881,925
PSP Capital, Inc., 144A	0.907	%(n)	05/19/17	80,000	79,961,360
PSP Capital, Inc., 144A	0.938	%(n)	05/04/17	100,000	99,986,517
PSP Capital, Inc., 144A	0.969	%(n)	06/13/17	35,000	34,961,226
PSP Capital, Inc., 144A	0.979	%(n)	06/20/17	65,000	64,915,980
PSP Capital, Inc., 144A	1.031	%(n)	06/01/17	49,000	48,960,803
Roche Holdings, Inc., 144A	0.856	%(n)	05/03/17	35,000	34,996,077
Roche Holdings, Inc., 144A	0.856	%(n)	05/04/17	20,000	19,997,303
Roche Holdings, Inc., 144A	0.897	%(n)	05/18/17	35,000	34,983,920
Roche Holdings, Inc., 144A	0.917	%(n)	06/12/17	50,000	49,945,938

Sanofi SA, 144A	0.989	%(n)	06/30/17	35,800	35,746,873
Schlumberger Investment SA, 144A	0.969	%(n)	05/23/17	60,000	59,965,292
Siemens Capital Co. LLC, 144A	1.000	%(n)	06/26/17	200,000	199,708,934
Siemens Capital Co. LLC, 144A	1.031	%(n)	06/22/17	78,000	77,894,895
Sumitomo Mitsui Trust Bank Ltd., 144A	1.092	%(n)	05/23/17	35,000	34,977,760
Swedbank AB	1.021	%(n)	05/23/17	124,000	123,920,950
Texas A&M University	0.920%		05/11/17	20,000	19,999,600
Texas A&M University	0.920%		06/08/17	15,000	15,000,000
Total Capital Canada Ltd., 144A	0.886	%(n)	05/24/17	136,000	135,912,975
Total Capital Canada Ltd., 144A	0.907	%(n)	05/12/17	40,000	39,986,482
Total Capital Canada Ltd., 144A	0.907	%(n)	05/10/17	180,000	179,948,039
Toyota Motor Credit Corp.	0.896	%(n)	05/08/17	26,000	25,993,861
Toyota Motor Credit Corp.	0.948	%(n)	05/03/17	30,000	29,996,521
Toyota Motor Credit Corp.	0.948	%(n)	05/04/17	77,000	76,989,245
Toyota Motor Credit Corp.	1.199	%(c)	09/25/17	117,000	117,111,618
Toyota Motor Credit Corp.	1.320	%(c)	09/06/17	114,000	114,096,444
United Parcel Service, Inc., 144A	0.815	%(n)	05/02/17	35,000	34,996,865
University of Texas Permanent Univ. Fund	0.880%		05/23/17	10,000	10,000,200
University of Texas Permanent Univ. Fund	0.930%		06/06/17	15,000	15,000,000
University of Texas Permanent Univ. Fund	0.940%		06/02/17	15,000	15,000,000
University of Texas Permanent Univ. Fund	0.950%		05/22/17	19,000	18,999,240
University of Texas System Board of Regents Revenue Financing	0.890%		05/17/17	10,000	10,000,100
University of Texas System Board of Regents Revenue Financing	0.900%		05/18/17	15,000	15,000,150
University of Texas System Board of Regents Revenue Financing	0.910%		05/11/17	15,000	15,000,000
University of Texas System Board of Regents Revenue Financing	0.920%		05/12/17	20,000	19,999,600
University of Texas System Board of Regents Revenue Financing	0.930%		06/01/17	16,000	16,000,000
University of Texas System Board of Regents Revenue Financing	0.930%		06/09/17	15,000	15,000,000
University of Texas System Board of Regents Revenue Financing	0.940%		05/15/17	15,000	14,999,700
University of Texas System Board of Regents Revenue Financing	0.940%		06/12/17	15,000	15,000,000
University of Texas System Board of Regents Revenue Financing	0.950%		05/22/17	10,000	9,999,500
University of Texas System Board of Regents Revenue Financing	0.950%		06/14/17	15,000	14,999,850
University of Texas System Board of Regents Revenue Financing	0.950%		06/15/17	15,000	15,000,000
University of Texas System Board of Regents Revenue Financing	0.960%		06/19/17	15,000	15,000,000
Wal-Mart Stores, Inc., 144A	0.827	%(n)	05/01/17	182,000	181,988,246
Westpac Banking Corp., 144A	1.404	%(c)	02/15/18	98,000	98,146,314
Westpac Banking Corp., 144A	1.426	%(c)	02/09/18	38,000	38,065,626
Westpac Banking Corp., 144A	1.488	%(c)	01/12/18	87,000	87,178,524

TOTAL COMMERCIAL PAPER (cost $11,729,876,346)					11,731,888,726

CORPORATE BONDS — 0.3%
Banks
UBS AG, Sr. Unsec’d. Notes, MTN	1.615	%(c)	06/01/17	12,000	12,005,856
Westpac Banking Corp., Sr. Unsec’d. Notes	1.382	%(c)	05/19/17	52,000	52,007,644

TOTAL CORPORATE BONDS (cost $64,012,105)					64,013,500

MUNICIPAL BONDS — 3.1%
Illinois — 0.2%
Illinois St. Fin. Auth. Rev., Northwestern Univ., Subser.C, FRDD (Mandatory put date 05/07/17)	0.840	%(c)	12/01/34	57,000	57,000,000

Indiana — 0.1%
Indiana St. Fin. Auth. Rev., Ascension Hlth., Rfdg., FRDD (Mandatory put date 05/07/17)	0.880	%(c)	11/15/33	26,175	26,175,000

Massachusetts — 0.1%
Massachusetts St. Hlth. & Edl. Facs. Auth. Rev., Mass. Institute of Tech., Ser. J-1, FRDD (Mandatory put date 05/07/17)	0.880	%(c)	07/01/31	20,000	20,000,000

Michigan — 0.1%
Michigan St. Fin. Auth., Rev., Acension Hlth. Hosp. Proj., Rfdg., Ser. E, FRDD (Mandatory put date 05/07/17)	0.880	%(c)	11/15/47	13,355	13,355,000

Mississippi — 0.3%
Mississippi St. Bus. Fin. Commis. Gulf Opportunity Zone Rev., Chevron USA, Inc., Ser. F, FRDD (Mandatory put date 05/01/17)	0.880	%(c)	11/01/35	20,000	20,000,000
Mississippi St. Bus. Fin. Commis. Gulf Opportunity Zone Rev., Chevron USA, Inc., Ser. G, FRDD (Mandatory put date 05/01/17)	0.890	%(c)	11/01/35	16,310	16,310,000
Mississippi St. Bus. Fin. Commis. Gulf Opportunity Zone Rev., Chevron USA, Inc., Ser. L, FRDD (Mandatory put date 05/01/17)	0.890	%(c)	11/01/35	40,000	40,000,000

					76,310,000

Missouri — 0.3%
Missouri St. Hlth. & Edl. Facs. Auth., Rev., Ascension Hlth., Ser. C2, Rfdg., FRDD (Mandatory put date 05/07/17)	0.880	%(c)	11/15/39	10,010	10,010,000
Missouri St. Hlth. & Edl. Facs. Auth., Rev., Ascension Hlth., Ser. C3, Rfdg., FRDD (Mandatory put date 05/07/17)	0.870	%(c)	11/15/39	41,250	41,250,000
Missouri St. Hlth. & Edl. Facs. Auth., Rev., Ascension Hlth., Ser. C4, Rfdg., FRDD (Mandatory put date 05/07/17)	0.870	%(c)	11/15/26	20,635	20,635,000

					71,895,000

New York — 0.1%
Triborough Bridge & Tunnel Auth. Rev., Subser. 2B, Rfdg., FRDD (Mandatory put date 05/01/17)	0.960	%(c)	11/15/32	25,000	25,000,000

Ohio — 0.6%
Franklin Cnty. Hosp. Facs. Rev., Rfdg., FRDD (Mandatory put date 05/07/17)	0.850	%(c)	11/15/33	33,985	33,985,000
Ohio State University (The) Rev., Ser. B, FRDD (Mandatory put date 05/07/17)	0.880	%(c)	06/01/35	14,800	14,800,000
Ohio State University (The) Rev., Ser. B-2, FRDD (Mandatory put date 05/07/17)	0.860	%(c)	12/01/34	14,600	14,600,000
Ohio State University (The) Rev., Ser. E, FRDD (Mandatory put date 05/07/17)	0.840	%(c)	06/01/35	86,890	86,890,000

					150,275,000

Texas — 0.9%
Gulf Coast Waste Disposal Auth. Rev., ExxonMobil Proj., FRDD (Mandatory put date 05/01/17)	0.870	%(c)	12/01/25	15,000	15,000,000

Lower Neches Vly. Auth. Indl. Dev., Corp. Rev., ExxonMobil Proj., FRDD (Mandatory put date 05/01/17)	0.850	%(c)	11/01/38	40,000	40,000,000
Tarrant Cnty. Cultural Edu. Facs. Fin. Corp. Rev., Texas Hlth. Res., Ser. B, FRDD (Mandatory put date 05/07/17)	0.880	%(c)	11/15/33	16,900	16,900,000
Tarrant Cnty. Hlth. Facs. Dev. Corp. Rev., Cook Children’s Med., Ser. B, FRDD (Mandatory put date 05/07/17)	0.880	%(c)	12/01/39	15,000	15,000,000
University of Texas Permanent Univ. Fund Syst., Rev., Ser. A, FRDD (Mandatory put date 05/07/17)	0.870	%(c)	07/01/37	60,000	60,000,000
University of Texas Rev., Financing System, Ser. B, Rfdg., FRDD (Mandatory put date 05/07/17)	0.820	%(c)	08/01/33	85,145	85,145,000

					232,045,000

Utah — 0.4%
Murray City Hosp. Facs. Rev., IHC Hlth. Svcs., Ser. A, FFRD (Mandatory put date 05/07/17)	0.880	%(c)	05/15/36	26,290	26,290,000
Murray City Hosp. Facs. Rev., IHC Hlth. Svcs., Ser. B, FRRD (Mandatory put date 05/07/17)	0.880	%(c)	05/15/36	59,100	59,100,000

					85,390,000

TOTAL MUNICIPAL BONDS (cost $757,445,000)					757,445,000

REPURCHASE AGREEMENTS(m) — 14.4%
BNP Paribas Securities Corp., 0.75%, dated 04/28/17, due 05/01/17 in the amount of $278,783,423				278,766	278,766,000
0.82%, dated 04/28/17, due 05/01/17 in the amount of $448,030,613				448,000	448,000,000
0.84%, dated 04/28/17, due 05/01/17 in the amount of $300,021,000				300,000	300,000,000
Credit Agricole Corporate & Investment Bank, 0.77%, dated 04/26/17, due 05/03/17 in the amount of $150,022,458				150,000	150,000,000
0.78%, dated 04/27/17, due 05/04/17 in the amount of $330,050,050				330,000	330,000,000
0.80%, dated 04/28/17, due 05/01/17 in the amount of $100,006,667				100,000	100,000,000
0.84%, dated 04/17/17, due 05/01/17 in the amount of $223,072,847(g)				223,000	223,000,000
Deutsche Bank Securities, Inc., 0.84%, dated 04/28/17, due 05/01/17 in the amount of $50,003,500				50,000	50,000,000
HSBC Securities, Inc., 0.80%, dated 04/28/17, due 05/01/17 in the amount of $300,020,000				300,000	300,000,000
Merrill Lynch, 0.81%, dated 04/28/17, due 05/01/17 in the amount of $150,010,125				150,000	150,000,000
0.82%, dated 04/28/17, due 05/01/17 in the amount of $165,011,275				165,000	165,000,000
TD Securities (USA) LLC, 0.81%, dated 04/28/17, due 05/01/17 in the amount of $150,010,125				150,000	150,000,000
0.82%, dated 04/28/17, due 05/01/17 in the amount of $200,013,667				200,000	200,000,000
0.83%, dated 04/28/17, due 05/01/17 in the amount of $700,048,417				700,000	700,000,000

TOTAL REPURCHASE AGREEMENTS (cost $3,544,766,000)					3,544,766,000

TIME DEPOSITS — 1.1%
Australia & New Zealand Banking Group Ltd.	1.100%		05/01/17	175,000	175,000,000
Australia & New Zealand Banking Group Ltd.(g)	1.100%		05/23/17	97,000	97,000,000
Natixis SA	0.820%		05/01/17	9,908	9,908,000

TOTAL TIME DEPOSITS (cost $281,908,000)					281,908,000

U.S. GOVERNMENT AGENCY OBLIGATIONS — 9.8%
Federal Home Loan Bank	0.554	%(n)	05/05/17	119,000	118,990,242
Federal Home Loan Bank	0.565	%(n)	05/19/17	88,000	87,967,440
Federal Home Loan Bank	0.567	%(n)	05/17/17	354,000	353,883,534

Federal Home Loan Bank	0.765	%(n)	05/24/17	203,000	202,903,981
Federal Home Loan Bank	0.789	%(n)	06/02/17	87,000	86,938,926
Federal Home Loan Bank	0.794	%(n)	05/31/17	115,000	114,929,045
Federal Home Loan Bank	0.794	%(n)	06/16/17	118,000	117,880,938
Federal Home Loan Bank	0.798	%(n)	06/23/17	285,000	284,668,545
Federal Home Loan Bank	0.798	%(n)	06/21/17	389,000	388,564,709
Federal Home Loan Bank	0.805	%(n)	06/12/17	88,000	87,918,864
Federal Home Loan Bank	0.805	%(n)	06/22/17	97,000	96,889,323
Federal Home Loan Bank	0.813	%(c)	01/02/18	56,000	56,005,656
Federal Home Loan Bank	0.856	%(n)	07/12/17	116,000	115,805,120
Federal Home Loan Bank	0.892	%(c)	02/26/18	5,000	5,004,760
Federal Home Loan Bank	1.004	%(c)	08/01/17	186,800	186,904,795
Federal National Mortgage Assoc.	0.764	%(n)	05/11/17	50,000	49,989,700
Federal National Mortgage Assoc.	0.795	%(n)	06/26/17	50,000	49,938,550

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $2,405,112,656)					2,405,184,128

TOTAL INVESTMENTS — 100.9% (cost $24,837,389,799)(x)					24,842,101,554
Liabilities in excess of other assets — (0.9)%					(221,397,309)

NET ASSETS — 100.0%					$24,620,704,245

See Glossary for abbreviations used in quarterly schedule of portfolio holdings:

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $139,948,800 and 0.6% of net assets.
#	Principal amount shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2017.
(g)	Indicates a security that has been deemed illiquid; the aggregate value of $320,000,000 is approximately 1.3% of net assets.
(m)	Repurchase agreements are collateralized by FHLB (coupon rates 0.000%-5.625%, maturity dates 05/03/17-06/16/36), FHLMC (coupon rates 0.000%-6.750%, maturity dates 05/12/17-04/01/47), FNMA (coupon rates 0.000%-7.250%, maturity dates 05/01/17-04/01/47), GNMA (coupon rates 3.000%-4.638%, maturity dates 02/20/47-03/20/67) and U.S. Treasury Securities (coupon rates 0.000%-8.750%, maturity dates 04/30/17-02/15/47), with the aggregate value, including accrued interest, of $3,615,663,991.
(n)	Rate quoted represents yield to maturity as of purchase date.
(x)	The United States federal income tax basis of investments and the net unrealized appreciation were as follows:

Tax Basis	$24,837,389,799

Appreciation	5,191,409
Depreciation	(479,654)

Net Unrealized Appreciation	$4,711,755

The book basis may differ from tax basis due to certain tax-related adjustments.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Certificates of Deposit	$—	$5,956,896,200	$100,000,000
Commercial Paper	—	11,691,939,926	39,948,800
Corporate Bonds	—	64,013,500	—
Municipal Bonds	—	757,445,000	—
Repurchase Agreements	—	3,544,766,000	—
Time Deposits	—	281,908,000	—
U.S. Government Agency Obligations	—	2,405,184,128	—

Total	$—	$24,702,152,754	$139,948,800

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Prudential Institutional Money Market Fund

Schedule of Investments

as of April 30, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CERTIFICATES OF DEPOSIT — 25.0%
Bank of America NA	1.109	%(c)	08/01/17	63,000	$63,039,060
Bank of America NA	1.172	%(c)	08/04/17	94,000	94,075,388
Bank of America NA	1.394	%(c)	08/16/17	61,500	61,551,537
Bank of America NA	1.483	%(c)	05/02/17	70,000	70,000,000
Bank of Montreal	1.120%		06/16/17	117,000	117,017,913
Bank of Montreal	1.298	%(c)	02/08/18	125,000	125,164,250
Bank of Tokyo-Mitsubishi UFJ Ltd.	0.970%		06/01/17	142,000	142,000,398
BNP Paribas SA	1.268	%(c)	08/24/17	46,000	46,020,700
BNP Paribas SA	1.439	%(c)	07/10/17	122,000	122,098,820
Branch Banking & Trust Co.	0.890%		06/12/17	82,000	82,001,017
Branch Banking & Trust Co.	0.900%		06/13/17	100,000	100,002,300
Branch Banking & Trust Co.	0.900%		06/16/17	65,000	65,001,059
Branch Banking & Trust Co.	0.920%		05/31/17	52,000	52,003,016
Canadian Imperial Bank of Commerce	1.262	%(c)	02/16/18	65,000	65,046,800
Chase Bank USA NA	1.450	%(c)	01/05/18	66,000	66,107,514
Citibank NA^	0.970%		06/14/17	75,000	75,000,000
Citibank NA	0.970%		06/19/17	35,000	35,003,829
Citibank NA	1.070%		06/02/17	35,000	35,007,091
Citibank NA	1.100%		05/01/17	102,650	102,652,176
Citibank NA	1.183	%(c)	08/29/17	51,000	51,007,446
Citibank NA	1.290%		08/16/17	88,000	88,049,658
Cooperatieve Rabobank UA	1.288	%(c)	02/09/18	60,000	60,084,600
Cooperatieve Rabobank UA	1.333	%(c)	09/05/17	20,000	20,014,220
Credit Agricole Corporate & Investment Bank	1.020%		05/01/17	75,000	75,000,712
Credit Agricole Corporate & Investment Bank	1.030%		05/08/17	74,000	74,002,361
DNB Bank ASA	0.960%		06/21/17	30,000	30,001,071
Mizuho Bank Ltd.	1.100%		05/24/17	11,000	11,001,547
Natixis SA	0.990%		05/17/17	98,000	98,003,214
Natixis SA	1.040%		05/03/17	73,000	73,001,175
Nordea Bank Finland PLC	1.600	%(c)	09/06/17	74,000	74,135,050
Norinchukin Bank	1.000%		06/28/17	37,000	36,998,494
Royal Bank of Canada	1.253	%(c)	12/20/17	68,000	68,022,508
Royal Bank of Canada	1.336	%(c)	03/07/18	27,000	27,026,298
Skandinaviska Enskilda Banken AB	1.435	%(c)	05/02/17	12,500	12,500,738
Skandinaviska Enskilda Banken AB	1.540	%(c)	05/11/17	67,000	67,014,941
State Street Bank & Trust Co.	1.158	%(c)	09/22/17	46,000	46,001,104
State Street Bank & Trust Co.	1.343	%(c)	06/20/17	103,000	103,051,191
Sumitomo Mitsui Banking Corp.	1.399	%(c)	08/10/17	65,000	65,036,595
Sumitomo Mitsui Trust Bank Ltd.	1.000%		06/26/17	100,000	99,997,210
Sumitomo Mitsui Trust Bank Ltd.	1.010%		06/20/17	42,000	42,000,668
Sumitomo Mitsui Trust Bank Ltd.	1.324	%(c)	05/15/17	19,000	19,003,078
Svenska Handelsbanken AB	0.950%		05/24/17	115,000	115,001,863
Svenska Handelsbanken AB	1.524	%(c)	05/18/17	61,000	61,019,886
Svenska Handelsbanken AB	1.534	%(c)	05/15/17	72,000	72,020,520
Toronto-Dominion Bank (The)	1.140%		06/21/17	32,000	32,007,133
Toronto-Dominion Bank (The)	1.305	%(c)	02/02/18	50,000	50,072,800
Toronto-Dominion Bank (The)	1.452	%(c)	05/19/17	56,900	56,917,127
UBS AG	1.388	%(c)	02/08/18	50,000	50,065,300
UBS AG	1.483	%(c)	11/02/17	6,000	6,009,984
Wells Fargo Bank NA	1.336	%(c)	02/02/18	65,000	65,123,890
Wells Fargo Bank NA	1.423	%(c)	05/08/17	20,000	20,002,820
Wells Fargo Bank NA	1.446	%(c)	08/06/17	40,000	40,040,360
Wells Fargo Bank NA	1.449	%(c)	08/09/17	25,000	25,025,500
Wells Fargo Bank NA	1.449	%(c)	08/10/17	10,000	10,010,270
Wells Fargo Bank NA	1.580	%(c)	10/04/17	70,000	70,139,160

TOTAL CERTIFICATES OF DEPOSIT (cost $3,431,593,837)					3,433,203,360

COMMERCIAL PAPER — 50.7%
ABN AMRO Funding USA LLC, 144A	1.020	%(n)	05/17/17	67,000	66,962,694
ABN AMRO Funding USA LLC, 144A	1.238	%(n)	05/10/17	15,000	14,994,770
Apple, Inc., 144A	0.856	%(n)	06/15/17	20,000	19,977,706
Apple, Inc., 144A	0.866	%(n)	06/06/17	43,000	42,961,893
Apple, Inc., 144A	0.887	%(n)	06/14/17	20,000	19,978,224
Apple, Inc., 144A	0.887	%(n)	06/12/17	69,000	68,928,412
Bank of Nova Scotia, 144A	1.454	%(c)	05/12/17	46,800	46,809,594
BASF SE, 144A	0.886	%(n)	06/01/17	80,000	79,933,736
BASF SE, 144A	0.886	%(n)	06/02/17	35,000	34,970,124
BASF SE, 144A	0.982	%(n)	06/27/17	50,000	49,923,335
BNP Paribas SA, 144A	1.154	%(n)	07/05/17	60,000	59,886,666
Canadian Imperial Bank of Commerce, 144A	1.443	%(c)	07/20/17	150,000	150,130,950
Canadian Imperial Bank of Commerce, 144A	1.266	%(c)	02/02/18	100,000	100,225,000
CDP Financial, Inc., 144A	0.972	%(n)	06/12/17	35,000	34,962,158
CDP Financial, Inc., 144A	0.989	%(n)	06/20/17	23,800	23,769,236
CDP Financial, Inc., 144A	1.015	%(n)	05/16/17	57,700	57,676,228
CDP Financial, Inc., 144A	1.052	%(n)	06/22/17	30,000	29,959,575
CDP Financial, Inc., 144A	1.258	%(n)	07/17/17	75,500	75,342,794
CDP Financial, Inc., 144A	1.308	%(n)	08/30/17	8,300	8,270,582
Commonwealth Bank of Australia, 144A	1.388	%(c)	02/22/18	100,000	100,192,700
Commonwealth Bank of Australia, 144A	1.449	%(c)	02/02/18	25,000	25,056,825
Commonwealth Bank of Australia, 144A	1.588	%(c)	10/06/17	13,000	13,025,207
CPPIB Capital, Inc., 144A	0.943	%(n)	06/22/17	110,000	109,851,775
Danaher Corp., 144A	0.896	%(n)	05/02/17	82,000	81,992,382
Danaher Corp., 144A	0.917	%(n)	05/08/17	38,000	37,991,093
Danaher Corp., 144A	0.923	%(n)	05/12/17	84,000	83,972,263
Danaher Corp., 144A	0.927	%(n)	05/09/17	52,000	51,986,574
DNB Bank ASA, 144A	0.959	%(n)	05/22/17	138,000	137,915,723
DNB Bank ASA, 144A	1.118	%(n)	06/20/17	95,000	94,869,232
DNB Bank ASA, 144A	1.494	%(c)	05/19/17	25,000	25,008,100
Eli Lilly & Co., 144A	0.861	%(n)	05/15/17	49,000	48,980,959
Federation Des Caisses Desjardins, 144A	0.917	%(n)	05/05/17	31,000	30,994,938
Federation Des Caisses Desjardins, 144A	0.968	%(n)	05/01/17	76,000	75,994,710
Federation Des Caisses Desjardins, 144A	0.969	%(n)	05/15/17	15,000	14,993,958
Federation Des Caisses Desjardins, 144A	1.000	%(n)	05/16/17	11,000	10,995,303
Federation Des Caisses Desjardins, 144A	1.000	%(n)	05/17/17	15,000	14,993,232
Federation Des Caisses Desjardins, 144A	1.010	%(n)	05/18/17	20,000	19,990,478
Federation Des Caisses Desjardins, 144A	1.010	%(n)	05/19/17	20,000	19,989,990
Federation Des Caisses Desjardins, 144A	1.020	%(n)	06/06/17	33,000	32,968,363
Federation Des Caisses Desjardins, 144A	1.020	%(n)	06/22/17	30,000	29,958,201
Federation Des Caisses Desjardins, 144A	1.025	%(n)	06/12/17	72,000	71,919,454
Federation Des Caisses Desjardins, 144A	1.032	%(n)	05/24/17	30,200	30,181,134
GE Capital Treasury LLC	0.835	%(n)	05/02/17	35,000	34,996,864
General Electric Co.	0.835	%(n)	05/02/17	196,000	195,982,438
General Electric Co.	0.835	%(n)	05/03/17	71,000	70,992,041
General Electric Co.	0.835	%(n)	05/04/17	134,000	133,981,937
GlaxoSmithKline Finance PLC, 144A	0.927	%(n)	05/11/17	35,000	34,989,293
GlaxoSmithKline Finance PLC, 144A	0.927	%(n)	05/15/17	30,000	29,987,916
GlaxoSmithKline Finance PLC, 144A	0.958	%(n)	06/14/17	52,000	51,939,035
GlaxoSmithKline LLC, 144A^	0.979	%(n)	06/19/17	17,000	16,978,240
GlaxoSmithKline LLC, 144A	1.020	%(n)	06/07/17	18,000	17,982,259
GlaxoSmithKline LLC, 144A	1.020	%(n)	06/12/17	36,000	35,959,727
Hennepin County Minnesota	0.940%		05/12/17	25,000	24,999,500
HSBC Bank PLC, 144A	1.334	%(c)	09/15/17	32,000	32,025,792
IBRD Discount Notes	0.835	%(n)	06/07/17	85,000	84,930,980
IBRD Discount Notes	0.835	%(n)	06/12/17	50,000	49,953,900
IBRD Discount Notes	0.835	%(n)	06/13/17	87,000	86,917,872
IBRD Discount Notes	0.856	%(n)	06/09/17	168,000	167,856,192
Illinois Tool Works, Inc., 144A	0.866	%(n)	05/02/17	20,000	19,998,142
Illinois Tool Works, Inc., 144A	0.866	%(n)	05/03/17	10,000	9,998,838

ING US Funding LLC	1.433	%(c)	05/31/17	9,000	9,003,888
ING US Funding LLC	1.484	%(c)	05/15/17	59,000	59,015,399
ING US Funding LLC	1.423	%(c)	07/06/17	54,000	54,041,202
ING US Funding LLC	1.433	%(c)	05/30/17	25,000	25,010,525
ING US Funding LLC	1.434	%(c)	07/18/17	14,000	14,011,746
ING US Funding LLC	1.553	%(c)	05/03/17	47,700	47,704,293
JPMorgan Securities LLC	1.071	%(n)	06/12/17	70,000	69,921,691
JPMorgan Securities LLC	1.175	%(n)	07/11/17	70,000	69,862,877
JPMorgan Securities LLC, 144A	1.281	%(c)	10/06/17	72,000	72,124,992
JPMorgan Securities LLC, 144A	1.342	%(c)	08/02/17	79,000	79,055,379
KFW, 144A	0.918	%(n)	05/18/17	118,000	117,939,301
KFW, 144A	0.928	%(n)	05/22/17	25,000	24,984,550
KFW, 144A	0.968	%(n)	06/14/17	60,000	59,922,528
KFW, 144A	0.979	%(n)	05/02/17	50,000	49,994,890
KFW, 144A	0.999	%(n)	06/12/17	25,000	24,969,313
KFW, 144A	0.999	%(n)	06/15/17	25,000	24,966,900
KFW, 144A	1.020	%(n)	06/16/17	10,000	9,986,443
KFW, 144A	1.103	%(n)	07/10/17	27,000	26,941,583
Nestle Finance International Ltd.	0.856	%(n)	05/08/17	20,000	19,995,638
Nestle Finance International Ltd.	0.876	%(n)	05/22/17	50,000	49,973,200
Nestle Finance International Ltd.	0.911	%(n)	06/19/17	50,000	49,939,260
Nestle Finance International Ltd.	0.928	%(n)	06/05/17	35,000	34,969,595
Nestle Finance International Ltd.	0.929	%(n)	06/20/17	15,000	14,981,384
Nestle Finance International Ltd.	1.020	%(n)	07/05/17	70,000	69,885,893
Nestle Finance International Ltd.	1.020	%(n)	07/10/17	30,000	29,947,137
Novartis Finance Corp., 144A	0.866	%(n)	05/08/17	25,000	24,994,347
Novartis Finance Corp., 144A	0.901	%(n)	06/13/17	50,000	49,944,610
Novartis Finance Corp., 144A	0.901	%(n)	06/20/17	40,000	39,948,296
Novartis Finance Corp., 144A	0.907	%(n)	06/16/17	30,000	29,964,393
Novartis Finance Corp., 144A	0.917	%(n)	05/23/17	25,000	24,985,537
Novartis Finance Corp., 144A	0.923	%(n)	06/19/17	50,000	49,936,660
Ontario Teachers’ Finance Trust, 144A	1.020	%(n)	06/07/17	15,000	14,981,883
Ontario Teachers’ Finance Trust, 144A	1.066	%(c)	05/03/17	12,000	12,001,032
Ontario Teachers’ Finance Trust, 144A	1.207	%(n)	08/08/17	25,000	24,914,008
Ontario Teachers’ Finance Trust, 144A	1.207	%(n)	06/01/17	10,000	9,989,828
Ontario Teachers’ Finance Trust, 144A	1.237	%(n)	05/26/17	45,750	45,712,814
Ontario Teachers’ Finance Trust, 144A	1.246	%(c)	09/01/17	30,000	30,034,650
Ontario Teachers’ Finance Trust, 144A	1.270	%(n)	07/06/17	30,000	29,934,393
Ontario Teachers’ Finance Trust, 144A	1.426	%(c)	06/08/17	10,000	10,005,170
Ontario Teachers’ Finance Trust, 144A	1.436	%(n)	11/28/17	34,000	33,704,312
Pepsico, Inc., 144A	0.845	%(n)	05/09/17	42,000	41,989,542
Pepsico, Inc., 144A	0.876	%(n)	05/11/17	15,000	14,995,575
Philip Morris International, Inc., 144A	0.886	%(n)	05/04/17	32,000	31,995,526
Philip Morris International, Inc., 144A	0.907	%(n)	05/01/17	15,000	14,998,956
Philip Morris International, Inc., 144A	0.917	%(n)	05/02/17	50,000	49,995,355
Province of British Columbia	0.861	%(n)	06/09/17	35,408	35,374,044
Province of Ontario	0.881	%(n)	06/20/17	80,000	79,896,592
Province of Quebec, 144A	0.893	%(n)	06/12/17	175,000	174,810,790
Province of Quebec, 144A	0.897	%(n)	06/14/17	87,000	86,901,412
Province of Quebec, 144A	0.907	%(n)	06/06/17	92,000	91,914,790
Province of Quebec, 144A	0.907	%(n)	06/07/17	72,000	71,931,442
PSP Capital, Inc., 144A	0.907	%(n)	05/19/17	45,000	44,978,265
PSP Capital, Inc., 144A	0.938	%(n)	05/04/17	50,000	49,993,260
PSP Capital, Inc., 144A	0.969	%(n)	06/13/17	30,000	29,966,766
PSP Capital, Inc., 144A	0.979	%(n)	06/20/17	35,000	34,954,759
PSP Capital, Inc., 144A	1.031	%(n)	06/01/17	10,000	9,992,001
Roche Holdings, Inc., 144A	0.856	%(n)	05/03/17	15,000	14,998,319
Roche Holdings, Inc., 144A	0.856	%(n)	05/04/17	18,992	18,989,440
Roche Holdings, Inc., 144A	0.897	%(n)	05/18/17	15,000	14,993,109

Roche Holdings, Inc., 144A	0.917%(n)	06/12/17	36,372	36,332,675
Sanofi SA, 144A	0.989%(n)	06/30/17	30,000	29,955,480
Schlumberger Investment SA, 144A	0.969%(n)	05/23/17	37,000	36,978,595
Siemens Capital Co. LLC, 144A	1.000%(n)	06/26/17	140,000	139,796,258
Siemens Capital Co. LLC, 144A	1.031%(n)	06/22/17	86,000	85,884,115
Sumitomo Mitsui Trust Bank Ltd., 144A	1.092%(n)	05/23/17	15,000	14,990,469
Swedbank AB	1.021%(n)	05/23/17	70,000	69,955,375
Texas A&M University	0.920%	05/11/17	10,000	9,999,800
Texas A&M University	0.920%	06/08/17	10,000	10,000,000
Toronto Dominion Holdings USA, 144A	1.143%(n)	06/22/17	90,000	89,863,596
Total Capital Canada Ltd., 144A	0.886%(n)	05/24/17	63,000	62,959,686
Total Capital Canada Ltd., 144A	0.907%(n)	05/12/17	28,000	27,990,539
Total Capital Canada Ltd., 144A	0.907%(n)	05/10/17	107,000	106,969,109
Toyota Motor Credit Corp.	1.320%(c)	09/06/17	69,000	69,058,374
Toyota Motor Credit Corp.	0.948%(n)	05/04/17	57,000	56,992,037
Toyota Motor Credit Corp.	1.350%(c)	09/25/17	64,000	64,061,056
United Parcel Service, Inc., 144A	0.815%(n)	05/02/17	15,000	14,998,656
University of Texas Permanent Univ. Fund	0.930%	06/06/17	10,000	10,000,000
University of Texas Permanent Univ. Fund	0.940%	06/02/17	8,500	8,500,000
University of Texas System Board of Regents Revenue Financing	0.890%	05/17/17	10,000	10,000,100
University of Texas System Board of Regents Revenue Financing	0.900%	05/18/17	10,000	10,000,100
University of Texas System Board of Regents Revenue Financing	0.910%	05/11/17	10,000	10,000,000
University of Texas System Board of Regents Revenue Financing	0.930%	06/09/17	10,000	10,000,000
University of Texas System Board of Regents Revenue Financing	0.940%	05/15/17	10,000	9,999,800
University of Texas System Board of Regents Revenue Financing	0.940%	06/12/17	9,000	9,000,000
University of Texas System Board of Regents Revenue Financing	0.960%	06/19/17	10,000	10,000,000
Wal-Mart Stores, Inc., 144A	0.827%(n)	05/01/17	94,000	93,993,928
Westpac Banking Corp., 144A	1.404%(c)	02/15/18	126,000	126,188,118
Westpac Banking Corp., 144A	1.429%(c)	02/09/18	34,000	34,058,718

TOTAL COMMERCIAL PAPER (cost $6,971,112,059)				6,972,355,304

CORPORATE BONDS — 0.7%
Banks
Toyota Motor Credit Corp., Sr. Unsec’d. Notes, MTN	1.125%	05/16/17	20,000	20,000,500
UBS AG, Sr. Unsec’d. Notes, MTN	1.615%(c)	06/01/17	38,000	38,018,544
Westpac Banking Corp., Sr. Unsec’d. Notes	1.382%(c)	05/19/17	37,000	37,005,439

TOTAL CORPORATE BONDS (cost $95,017,871)				95,024,483

MUNICIPAL BONDS — 3.9%
Illinois — 0.3%
Illinois Fin. Auth. Rev., Northwestern Univ., Subser. C, FRDD (Mandatory put date 05/07/17)	0.840%(c)	12/01/34	42,900	42,900,000

Indiana — 0.2%
Indiana St. Fin. Auth. Rev., Ascension Hlth., Rfdg., FRDD (Mandatory put date 05/07/17)	0.880%(c)	11/15/33	20,000	20,000,000

Michigan — 0.1%
Michigan St. Fin. Auth., Rev., Acension Hlth. Hosp. Proj. Rfdg., Ser. E, FRDD (Mandatory put date 05/07/17)	0.880%(c)	11/15/47	10,000	10,000,000

Mississippi — 0.3%
Mississippi St. Bus. Fin. Commis. Gulf Opportunity Zone Rev., Chevron USA, Inc., Ser. F, FRDD (Mandatory put date 05/01/17)	0.880%(c)	11/01/35	14,000	14,000,000

Mississippi St. Bus. Fin. Commis. Gulf Opportunity Zone. Rev., Chevron USA, Inc., Ser. L, FRDD (Mandatory put date 05/01/17)	0.890%(c)	11/01/35	28,200	28,200,000

				42,200,000

Missouri — 0.2%
Missouri St. Hlth. & Edl. Facs. Auth., Rev., Ascension Hlth., Ser. C2, Rfdg., FRDD (Mandatory put date 05/07/17)	0.880%(c)	11/15/39	10,000	10,000,000
Missouri St. Hlth. & Edl. Facs. Auth., Rev., Ascension Hlth., Ser. C3, Rfdg., FRDD (Mandatory put date 05/07/17)	0.870%(c)	11/15/39	6,500	6,500,000
Missouri St. Hlth. & Edl. Facs. Auth., Rev., Ascension Hlth., Ser. C4, Rfdg., FRDD (Mandatory put date 05/07/17)	0.870%(c)	11/15/26	15,940	15,940,000

				32,440,000

New York — 0.2%
Triborough Bridge & Tunnel Auth. Rev., Subser. 2B, Rfdg., FRDD (Mandatory put date 05/01/17)	0.960%(c)	11/15/32	28,035	28,035,000

Ohio — 0.7%
Franklin Cnty. Hlth. & Edl. Facs. Auth., Rev., Ascension Hlth., FRDD (Mandatory put date 05/07/17)	0.850%(c)	11/15/33	34,000	34,000,000
Ohio State University (The) Rev., Ser. B, FRDD (Mandatory put date 05/04/17)	0.860%(c)	06/01/35	23,465	23,465,000
Ohio State University (The) Rev., Ser. B-2, FRDD (Mandatory put date 05/04/17)	0.860%(c)	12/01/34	10,000	10,000,000
Ohio State University (The) Rev., Ser. E, FRDD (Mandatory put date 05/04/17)	0.840%(c)	06/01/35	34,800	34,800,000

				102,265,000

Texas — 1.5%
Gulf Coast Waste Disposal Auth. Rev. EXXON Mobil Proj., FRDD (Mandatory put date 05/01/17)	0.870%(c)	12/01/25	10,000	10,000,000
Lower Neches Vly. Auth. Indl. Dev., Corp. Rev., ExxonMobil Proj., FRDD (Mandatory put date 05/01/17)	0.850%(c)	11/01/38	25,930	25,930,000
Tarrant Cnty. Hlth. Facs. Dev. Corp. Rev., Cook Children’s Med., Ser. B, FRDD (Mandatory put date 05/07/17)	0.880%(c)	12/01/39	8,940	8,940,000
University of Texas Permanent Univ. Fund Syst., Rev., Ser. A, FRDD (Mandatory put date 05/07/17)	0.870%(c)	07/01/37	39,635	39,635,000
University of Texas Permanent Univ. Fund Syst., Rev., Ser. B, FRDD (Mandatory put date 05/07/17)	0.870%(c)	08/01/45	47,750	47,750,000
University of Texas Rev., Financing System, Ser. B, Rfdg., FRDD (Mandatory put date 05/07/17)	0.820%(c)	08/01/33	71,960	71,960,000

				204,215,000

Utah — 0.4%
Murray City Hosp. Facs. Rev., IHC Hlth. Svcs., Ser. A, FFRD (Mandatory put date 05/07/17)	0.880%(c)	05/15/36	45,000	45,000,000
Murray City Hosp. Facs. Rev., IHC Hlth. Svcs., Ser. B, FRRD (Mandatory put date 05/07/17)	0.880%(c)	05/15/36	14,700	14,700,000

				59,700,000

TOTAL MUNICIPAL BONDS (cost $541,755,000)				541,755,000

REPURCHASE AGREEMENTS(m) — 10.1%
BNP Paribas Securities Corp.,
0.75%, dated 04/28/17, due 05/01/17 in the amount of $16,872,054			16,871	16,871,000
0.82%, dated 04/28/17, due 05/01/17 in the amount of $385,026,308			385,000	385,000,000
0.84%, dated 04/28/17, due 05/01/17 in the amount of $115,008,050			115,000	115,000,000

Credit Agricole Corporate & Investment Bank,
0.77%, dated 04/26/17, due 05/03/17 in the amount of $100,014,972				100,000	99,999,000
0.78%, dated 04/27/17, due 05/04/17 in the amount of $190,016,467				190,000	189,997,000
0.84%, dated 04/17/17, due 05/01/17 in the amount of $125,040,833				125,000	125,000,000
TD Securities (USA) LLC,
0.81%, dated 04/28/17, due 05/01/17 in the amount of $100,006,750				100,000	100,000,000
0.82%, dated 04/28/17, due 05/01/17 in the amount of $126,255,627				126,247	126,247,000
0.83%, dated 04/28/17, due 05/01/17 in the amount of $225,015,563				225,000	225,000,000

TOTAL REPURCHASE AGREEMENTS (cost $1,383,118,000)					1,383,114,000

TIME DEPOSIT — 0.2%
Credit Agricole Corporate & Investment Bank (cost $26,000,000)	0.830%		05/01/17	26,000	26,000,000

U.S. GOVERNMENT AGENCY OBLIGATIONS — 10.3%
Federal Home Loan Bank	0.554%(n	)	05/05/17	64,000	63,994,752
Federal Home Loan Bank	0.565%(n	)	05/19/17	49,000	48,981,870
Federal Home Loan Bank	0.567%(n	)	05/17/17	195,000	194,935,845
Federal Home Loan Bank	0.765%(n	)	05/24/17	159,000	158,924,793
Federal Home Loan Bank	0.789%(n	)	06/02/17	51,000	50,964,198
Federal Home Loan Bank	0.794%(n	)	06/16/17	65,000	64,934,415
Federal Home Loan Bank	0.794%(n	)	05/31/17	69,000	68,957,427
Federal Home Loan Bank	0.798%(n	)	06/23/17	164,000	163,809,268
Federal Home Loan Bank	0.798%(n	)	06/21/17	220,000	219,753,820
Federal Home Loan Bank	0.805%(n	)	06/12/17	49,000	48,954,822
Federal Home Loan Bank	0.805%(n	)	06/22/17	53,000	52,939,527
Federal Home Loan Bank	0.813%(c	)	01/02/18	35,000	35,003,535
Federal Home Loan Bank	0.856%(n	)	07/12/17	68,000	67,885,760
Federal Home Loan Bank	0.892%(c	)	02/26/18	25,000	25,023,800
Federal Home Loan Bank	1.004%(c	)	08/01/17	63,200	63,235,455
Federal National Mortgage Assoc.	0.764%(n	)	05/11/17	50,000	49,989,700
Federal National Mortgage Assoc.	0.795%(n	)	06/26/17	30,000	29,963,130

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $1,408,228,840)					1,408,252,117

TOTAL INVESTMENTS — 100.9% (cost $13,856,825,607)(x)					13,859,704,264
Liabilities in excess of other assets — (0.9)%					(121,129,865)

NET ASSETS — 100.0%					$13,738,574,399

See Glossary for abbreviations used in the quarterly schedule of portfolio holdings:

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $91,978,240 and 0.7% of net assets.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2017.
(m)	Repurchase agreements are collateralized by FHLMC (coupon rates 3.000%-5.500%, maturity dates 11/01/27-03/01/47), FNMA (coupon rates 2.000%-7.500%, maturity dates 05/01/23-04/01/47), GNMA (coupon rates 3.500%-4.638%, maturity dates 08/15/39-03/20/67), and U.S. Treasury Notes (coupon rate 0.000%-6.000%, maturity dates 08/31/17-02/15/47), with the aggregate value, including accrued interest, of $1,410,780,696.

(n)	Rate quoted represents yield to maturity as of purchase date.
(x)	The United States federal income tax basis of investments and the net unrealized appreciation were as follows:

Tax Basis	$13,856,826,234

Appreciation	3,156,752
Depreciation	(278,722)

Net Unrealized Appreciation	$2,878,030

The book basis may differ from tax basis due to certain tax-related adjustments.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange ratesand other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Certificates of Deposit	$—	$3,358,203,360	$75,000,000
Commercial Paper	—	6,955,377,064	16,978,240
Corporate Bonds	—	95,024,483	—
Municipal Bonds	—	541,755,000	—
Repurchase Agreements	—	1,383,114,000	—
Time Deposit	—	26,000,000	—
U.S. Government Agency Obligations	—	1,408,252,117	—

Total	$—	$13,767,726,024	$91,978,240

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Glossary:

The following abbreviations are used in the preceding Portfolios’ descriptions:

Other

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ABS	Asset-Backed Security
ADR	American Depositary Receipt
BABs	Build America Bonds
bps	Basis Points
ETF	Exchange Traded Fund
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRDD	Floating Rate Daily Demand Note
GNMA	Government National Mortgage Association
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
LME	London Metal Exchange
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
OTC	Over-the-counter
PRI	Primary Rate Interface
RBOB	Reformulated Gasoline Blendstock for Oxygen Blending
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depository Receipts
TBA	To Be Announced
TIPS	US Treasury Inflation-Protected Securities
ULSD	Ultra-low-sulfur diesel
WTI	West Texas Intermediate

Notes to Schedules of Investments (unaudited)

Securities Valuation: Each Fund holds securities and other assets that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”) (formerly known as Prudential Investments LLC). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

Various inputs determine how each Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Funds utilize the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing recent transaction prices for identical or comparable securities. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques.

OTC derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Funds utilize the market approach when quoted prices in broker-dealer markets are available but also include consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing OTC derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated OTC derivative price are based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain OTC derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing significant unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Prudential Institutional Money Market Fund and the Prudential Core Ultra Short Bond Fund may invest up to 5% and the Prudential Core Short-Term Bond Fund may invest up to 15% of their respective net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is each Fund’s policy that its custodian or designated subcustodians, as the case may be, under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults or the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Certain Funds may invest their overnight sweep cash in the Prudential Core Ultra Short Bond Fund and their securities lending cash collateral in the Prudential Institutional Money Market Fund, each a series of Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PGIM Investments.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Prudential Investment Portfolios 2

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date    June 16, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date    June 16, 2017

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date    June 16, 2017

*	Print the name and title of each signing officer under his or her signature.